                                 SCHWABFUNDS(R)


                                 [SCHWAB LOGO]

                                     SCHWAB
                                  MONEY FUNDS
                                VALUE ADVANTAGE
                                INVESTMENTS(TM)
                                   ---------


                         [PHOTO OF THE SCHWAB BUILDING,
                           SAN FRANCISCO, CALIFORNIA]



ANNUAL REPORT
DECEMBER 31, 1995

Dear Shareholder,


[Photo of               The SchwabFunds Family(R) is celebrating tremendous
Charles                 growth as a mutual fund complex. By placing your trust
R. Schwab]              in SchwabFunds(R), you've helped total assets under
                        management grow by $8 billion in 1995 to reach over $31 billion. With over $31 billion in assets under management, SchwabFunds ranks in the top 6% of all mutual fund complexes.

We believe much of this success can be traced to the Schwab commitment to serve the needs of the Fund shareholders, a commitment demonstrated by the entire SchwabFunds staff and, in particular, by our experienced team of portfolio managers.

The 20 professionals who make up our growing portfolio management team are devoted to monitoring the financial markets for you. Through a careful and disciplined selection of securities, the portfolio managers strive to construct optimal portfolios that provide shareholders with competitive returns that meet their investment goals. And shareholders continue to signal their trust in 175 years of combined experience behind our SchwabFunds portfolio management by keeping their money invested in SchwabFunds.

We believe an important part of serving your needs is keeping you informed about your investments. For example, we added the question and answer section of this report, developed by our portfolio managers to address what they feel were the most pressing questions we've heard from shareholders over the period. It is one way we hope to keep communication open between you and the people managing your investments.

The SchwabFunds Family has grown to include a selection of funds that meets the "core" needs of investors. SchwabFunds offers a solution to investors who want the convenience and competitive costs of a no-load mutual fund family. The 19 no-load funds available to retail investors, including the new Schwab Asset Director(R) Funds, offer diversification of the U.S. and international equity markets, both taxable and tax-free bonds and a variety of money market investments.

With this level of diversification, you may use SchwabFunds to create an efficient, well-rounded portfolio. Or you may use them to serve as building blocks to an overall investment program that includes more specialized investments.

I invite you to learn more about the SchwabFunds Family. To receive a brochure and prospectus for the SchwabFunds, please call our toll-free number, 1-800-2 NO-LOAD, or visit any one of our more than 200 Schwab offices. A Schwab representative will be happy to provide you with a prospectus that includes more complete information on the Funds, including charges and expenses. Please read it carefully before investing.

I'd like to extend my personal gratitude for your trust in the SchwabFunds Family as it continues to grow. You should feel confident that the outstanding efforts of all those who are part of the SchwabFunds organization will continue going forward. And we expect these efforts to help us to meet even higher standards of excellence in the years ahead.

                                       /s/ Charles R. Schwab
                                           Charles R. Schwab

Cover: The Schwab Building, San Francisco, California

COMMENTS FROM THE INVESTMENT ADVISER

We're pleased to present the first annual report to shareholders for each of the Schwab Value Advantage Investments(TM), detailing the performance of your investment for the period ended December 31, 1995. This report covers three Value Advantage Investments:

       - Schwab Tax-Exempt Money Fund-Value Advantage Shares(TM)

       - Schwab California Tax-Exempt Money Fund-Value Advantage Shares(TM)

       - Schwab New York Tax-Exempt Money Fund-Value Advantage Shares(TM)

We created the new Value Advantage class of shares to offer you potentially higher than average tax-exempt money market returns on your larger cash reserves, without sacrificing the safety and stability of a money market fund. By requiring higher minimum balances and limiting shareholder transactions, Value Advantage Shares are designed to keep operating expenses low and take advantage of economies of scale, which may help increase your returns.

During the reporting period which ended December 31, 1995, all three tax-exempt Value Advantage Investments provided investors in high tax brackets the opportunity for higher after-tax yields than taxable money funds on a taxable equivalent basis. A detailed review of each Investment's performance is provided in the following pages.

A KEY GOAL: PRESERVING YOUR INVESTMENT

While higher returns are important, if you're like most money market fund investors, preserving the value of your investment probably ranks among your foremost concerns. Toward that end, the Schwab Value Advantage Investments are managed with capital stability as a fundamental objective.

All three tax-exempt Value Advantage Investments seek to maintain a stable $1 share price to protect your principal. As with all money market funds, however, there can be no assurance that they will be able to maintain a $1 net asset value. It's also important to understand that your investment is neither insured nor guaranteed by the U.S. government.

PROFESSIONALLY MANAGED, HIGH-QUALITY PORTFOLIOS

To minimize credit risk, each of the Schwab Value Advantage Investments have invested in securities rated in the top rating category (known as "First Tier") assigned by nationally recognized statistical rating organizations (NRSROs), or securities of equivalent credit quality if unrated. Additionally, we maintain strict credit quality standards for each portfolio's holdings and actively manage portfolio maturity to help protect and enhance your returns.

To enhance your understanding of the performance of the Schwab Value Advantage Investments in 1995, the portfolio management team discusses key economic trends and their impact on your investment later in this report. If you want more information on the Schwab Value Advantage Investments, or any mutual fund in the SchwabFunds Family(R), contact your local Schwab office or call 1-800-2 NO-LOAD.

SCHWAB TAX-EXEMPT MONEY FUND-VALUE ADVANTAGE SHARES(TM)

The Schwab Tax-Exempt Money Fund-Value Advantage Shares is designed to provide the opportunity to earn maximum current income exempt from federal income tax,* while maintaining stability of capital. Since its introduction on July 7, 1995 to December 31, 1995, this class of shares has attracted over $160 million from more than 900 investors.

The Schwab Tax-Exempt Money Fund primarily invests in a diversified portfolio of short-term, high-quality municipal obligations that generate interest income exempt from federal income tax.* The chart below illustrates the Fund's portfolio composition on December 31, 1995. In addition, you'll find a complete listing of the securities in the Fund's portfolio at year end later in this report.

     SCHWAB TAX-EXEMPT MONEY FUND
     PORTFOLIO COMPOSITION
     DECEMBER 31, 1995

[PORTFOLIO COMPOSITION PIE CHART]



     Variable Rate Obligations       58%
     Tax-Exempt Commercial Paper     12%
     Put Bonds                        5%
     Notes                            7%
     Bonds Under 13 Months           11%
     Variable Rate Tender
     Options Bonds/Partnerships      7%


PERFORMANCE REVIEW

The table at the top of the following page presents the Schwab Tax-Exempt Money Fund-Value Advantage Shares' 7-day average yields at year end. Of course, money market yields fluctuate and past performance is no guarantee of future results.

* Income may be subject to state and local taxes and, if applicable, the Alternative Minimum Tax (AMT).

================================================================================
                         SCHWAB TAX-EXEMPT MONEY FUND -
                           VALUE ADVANTAGE SHARES(TM)
                             7-DAY AVERAGE YIELDS 1

                            (As of December 31, 1995)

Simple                 Compound            Compound Taxable Equivalent 2
--------------------------------------------------------------------------------
4.17%                       4.26%               7.05%
================================================================================

THE OPPORTUNITY FOR HIGHER YIELDS, AFTER TAXES

The Schwab Tax-Exempt Money Fund-Value Advantage Shares is designed to help you keep more of the income you earn, after taxes. If you're in a high tax bracket, the federal tax-exempt income from these money fund shares may provide potentially higher yields than taxable money funds on a taxable equivalent basis.

On December 26, 1995, the Schwab Tax-Exempt Money Fund-Value Advantage Shares' average 7-day simple yield was 4.07% and average 7-day compound yield was
4.15%. 3 As illustrated below, for shareholders in the 1995 top federal income tax bracket, this compound yield translates into a compound taxable equivalent yield of 6.87%, surpassing the 5.27% 7-day average compound yield for fully taxable money funds on the same date.**
--------------------------------------------------------------------------------

                             HERE'S HOW THE SCHWAB
                 TAX-EXEMPT MONEY FUND - VALUE ADVANTAGE SHARES
        COMPARED WITH FULLY TAXABLE MONEY FUNDS ON DECEMBER 26, 1995 FOR
                SHAREHOLDERS IN THE HIGHEST 1995 TAX BRACKET.**
--------------------------------------------------------------------------------

Your Value Advantage 7-day compound taxable equivalent yield: 2      6.87%

Average 7-day compound yield for fully
taxable money funds:                                                 5.27%
                                                                    -----
YOUR YIELD ADVANTAGE, AFTER TAXES:                                   1.60%

** Source: IBC/Donoghue, average 7-day compound yield for the 269 funds in the First Tier category of Taxable Money Funds as of 12/26/95. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
1 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the Schwab Tax-Exempt Money Fund
- Value Advantage Shares' 7-day simple yield would have been 3.73%, the 7-day compound yield would have been 3.80%, and the 7-day compound taxable equivalent yield would have been 6.29% at December 31, 1995.

2 Taxable equivalent yield assumes a federal income tax rate of 39.60%. Income may be subject to state and local taxes and, if applicable, the Alternative Minimum Tax (AMT).

3 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the Schwab Tax-Exempt Money Fund
- Value Advantage Shares' 7-day simple yield would have been 3.60%, the 7-day compound yield would have been 3.66%, and the 7-day compound taxable equivalent yield would have been 6.06% at December 26, 1995.

SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND-
VALUE ADVANTAGE SHARES(TM)

The Schwab California Tax-Exempt Money Fund-Value Advantage Shares is designed to provide the opportunity to earn maximum current income that is exempt from federal income tax and California personal income tax,* while maintaining stability of capital. Since its commencement (October 3, 1995) until December 31, 1995, this class of shares have attracted over $108 million from more than 400 investors.

The Schwab California Tax-Exempt Money Fund primarily invests in high-quality, short-term municipal obligations that generate interest income exempt from federal income tax and California personal income tax.* The chart below illustrates the Fund's portfolio composition on December 31, 1995. In addition, you'll find a complete listing of the securities in the Fund's portfolio at year end later in this report.

     SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
     PORTFOLIO COMPOSITION
     DECEMBER 31, 1995

[PORTFOLIO COMPOSITION PIE CHART]

     Variable Rate Obligations       52%
     Tax-Exempt Commercial Paper     20%
     Notes                           17%
     Bonds Under 13 Months            5%
     Variable Rate Tender
     Option Bonds/Partnerships        6%

PERFORMANCE REVIEW

The table at the top of the following page presents the Schwab California Tax-Exempt Money Fund-Value Advantage Shares' 7-day average yields at year end. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.

* If applicable, income may be subject to the Alternative Minimum Tax (AMT).

================================================================================
                    SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND -
                           VALUE ADVANTAGE SHARES(TM)
                             7-DAY AVERAGE YIELDS 4
                            (As of December 31, 1995)

Simple                 Compound            Compound Taxable Equivalent 5
--------------------------------------------------------------------------------
3.99%                   4.06%               7.55%
================================================================================


THE OPPORTUNITY FOR HIGHER YIELDS, AFTER TAXES

The Schwab California Tax-Exempt Money Fund-Value Advantage Shares is designed to help you keep more of the income you earn, after taxes. If you're in a high tax bracket, the double tax-exempt income from these shares may provide potentially higher yields than taxable money funds on a taxable equivalent basis.

On December 26, 1995, the Schwab California Tax-Exempt Money Fund-Value Advantage Shares' average 7-day simple yield was 3.90% and average 7-day compound yield was 3.97%. 6 As illustrated below, for shareholders in the top 1995 federal and California personal income tax bracket, this compound yield translates into a compound taxable equivalent yield of 7.38%, surpassing the 5.27% average 7-day compound yield for fully taxable money funds on the same date.**
-------------------------------------------------------------------------------
                             HERE'S HOW THE SCHWAB
         CALIFORNIA TAX-EXEMPT MONEY FUND -- VALUE ADVANTAGE SHARES
        COMPARED WITH FULLY TAXABLE MONEY FUNDS ON DECEMBER 26, 1995
              FOR SHAREHOLDERS IN THE HIGHEST 1995 TAX BRACKET.**
------------------------------------------------------------------------------

Your Value Advantage 7-day
compound taxable equivalent yield: 5                                7.38%

Average 7-day compound yield for fully
taxable money funds:                                               5.27%
                                                                  -----
YOUR YIELD ADVANTAGE, AFTER TAXES:                                 2.11%

** Source: IBC/Donoghue, average 7-day compound yield for the 269 funds in the First Tier category of Taxable Money Funds as of 12/26/95. Past performance is no guarantee of future results.
-------------------------------------------------------------------------------
4 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the Schwab California Tax-Exempt Money Fund - Value Advantage Shares' 7-day simple yield would have been 3.59%, the 7-day compound yield would have been 3.65%, and the 7-day compound taxable equivalent yield would have been 6.79% at December 31, 1995.

5 Taxable equivalent yield assumes a 1995 combined federal and California personal income tax rate of 46.24%. If applicable, income may be subject to the Alternative Minimum Tax (AMT).

6 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the Schwab California Tax-Exempt Money Fund - Value Advantage Shares' 7-day simple yield would have been 3.43%, the 7-day compound yield would have been 3.49%, and the 7-day compound taxable equivalent yield would have been 6.49% at December 26, 1995.

SCHWAB NEW YORK TAX-EXEMPT MONEY FUND-
VALUE ADVANTAGE SHARES(TM)

The Schwab New York Tax-Exempt Money Fund-Value Advantage Shares is designed to provide the opportunity to earn maximum current income exempt from federal income tax, and New York state and local personal income taxes,* while maintaining stability of capital.

The New York Tax-Exempt Money Fund primarily invests in high-quality, short-term municipal obligations that generate interest income exempt from federal income tax and New York state and local personal income taxes.* The chart below illustrates the Fund's portfolio composition on December 31, 1995. In addition, you'll find a complete listing of the securities in the Fund's portfolio at year end later in this report.

     SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
     PORTFOLIO COMPOSITION
     DECEMBER 31, 1995

[PORTFOLIO COMPOSITION PIE CHART]

     Variable Rate Obligations       60%
     Tax-Exempt Commercial Paper      7%
     Notes                           23%
     Bonds Under 13 Months            6%
     Variable Rate Tender Option
     Bonds/Partnerships               4%

PERFORMANCE REVIEW

The table at the top of the following page presents the Schwab New York Tax-Exempt Money Fund-Value Advantage Shares' 7-day average yields at year end. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.

* If applicable, income may be subject to the Alternative Minimum Tax (AMT).

================================================================================

                     Schwab New York Tax-Exempt Money Fund -
                           Value Advantage Shares(TM)
                             7-Day Average Yields 7
                            (As of December 31, 1995)

Simple                 Compound           Compound Taxable Equivalent 8
--------------------------------------------------------------------------------
4.07%                   4.16%                   7.83%
================================================================================

THE OPPORTUNITY FOR HIGHER YIELDS, AFTER TAXES

The Schwab New York Tax-Exempt Money Fund-Value Advantage Shares is designed to help you keep more of the income you earn, after taxes. If you're in a high tax bracket, the triple tax-exempt income from these money fund shares may provide potentially higher yields than taxable money market funds on a taxable equivalent basis.

On December 26, 1995, the Schwab New York Tax-Exempt Money Fund-Value Advantage Shares' average 7-day simple yield was 3.95% and average 7-day compound yield was 4.03%. 9 As illustrated below, for shareholders in the 1995 top combined federal, New York state and local personal income tax bracket, this compound yield translates into a compound taxable equivalent yield of 7.59%, surpassing the 5.27% average 7-day compound yield for fully taxable money funds on the same date.**
--------------------------------------------------------------------------------
                             HERE'S HOW THE SCHWAB
            NEW YORK TAX-EXEMPT MONEY FUND - VALUE ADVANTAGE SHARES
          COMPARED WITH FULLY TAXABLE MONEY FUNDS ON DECEMBER 26, 1995
              FOR SHAREHOLDERS IN THE HIGHEST 1995 TAX BRACKET.**

--------------------------------------------------------------------------------

Your Value Advantage 7-day
compound taxable equivalent yield: 8                                   7.59%

Average 7-day compound yield for fully
taxable money funds:                                                   5.27%
                                                                      -----

YOUR YIELD ADVANTAGE, AFTER TAXES:                                     2.32%

** Source: IBC/Donoghue, average 7-day compound yield for the 269 funds in the First Tier category of Taxable Money Funds as of 12/26/95. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
7 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the Schwab New York Tax-Exempt Money Fund - Value Advantage Shares' 7-day simple yield would have been 3.28%, the 7-day compound yield would have been 3.33%, and the 7-day compound taxable equivalent yield would have been 6.27% at December 31, 1995.

8 Taxable equivalent yield assumes a 1995 combined federal and New York state and New York City personal income tax rate of 46.88%. If applicable, income may be subject to the Alternative Minimum Tax (AMT).

9 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the Schwab New York Tax-Exempt Money Fund - Value Advantage Shares' 7-day simple yield would have been 3.14%, the 7-day compound yield would have been 3.19%, and the 7-day compound taxable equivalent yield would have been 6.01% at December 26, 1995.

LOOKING FORWARD IN 1996

The Schwab Value Advantage Investments(TM) helped you earn competitive taxable equivalent yields on your cash reserves in 1995. We believe that they will continue to offer you an effective way to pursue your tax-exempt investing goals in the future.

Thank you for placing your trust in SchwabFunds(R). We value your confidence, and we'll strive to continue to meet your investment needs in the future.

CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

   -----------------------------------------------------------------------------

                       MAKING THE MOST OF YOUR INVESTMENT

   The Schwab Value Advantage Investments are designed to offer you higher yields than most money funds on cash reserves invested for the long-term. By requiring higher minimum account balances and limiting shareholder transactions, these investments seek to minimize operating expenses in order to maximize your returns.

   It's important to understand, however, that cash balances invested in Value Advantage Shares are not designed to be automatically transferred to settle trades or cover Schwab One(R) checks, margin calls or insufficient funds in other Schwab accounts. If you need to access your money regularly for these purposes, you may wish to keep some short-term cash in one of our Sweep Shares money funds, while keeping your long-term cash reserves in Value Advantage Shares for the opportunity to earn higher potential yields.

   If you have questions about how to make the most of your Value Advantage Investment, please call 1-800-2 NO-LOAD and one of our representatives will give you the information you need.

   -----------------------------------------------------------------------------

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM OF
CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

Stephen B. Ward - Senior Vice President and Chief Investment Officer Walter Beveridge - Portfolio Manager

Q.  WHAT WAS THE GENERAL ECONOMIC CLIMATE DURING 1995?

A. The economic expansion slowed in 1995 to an annual rate of 1.4% through the end of the third quarter, compared to the impressive 3.7% growth rate of the Real Gross Domestic Product (GDP) during 1994. 1 This slowing of the economy can largely be attributed to the series of increases in the federal funds rate implemented by the Federal Reserve Bank (known as the Fed) throughout 1994 and early 1995. The Fed raised its federal funds rate target from 3.0% at the beginning of 1994 to a high of 6.0% in February 1995. By increasing the target on the federal funds rate, the Fed hoped to head off the inflationary impact of a rapidly growing economy by slowing the rate of growth without putting the economy into a recession. Following three 0.25% reductions in July and December of 1995, and January of 1996, the federal funds rate target stood at 5.25% at the end of January 1996. The economic data currently suggests that the Fed's actions have achieved the desired effect, as inflation has stabilized and the U.S. has entered into a period of moderate economic growth.

Several key economic indicators, such as industrial production, capacity utilization, new home sales, and retail sales have fallen from their high 1994 levels, indicating that economic activity in many sectors has slowed. Although the unemployment rate has remained low at 5.6% for 1995, non-farm payroll growth slowed quite dramatically throughout the year. In light of the economic data and the positive inflation outlook, the Fed lowered the federal funds rate, or eased monetary policy, twice in 1995 and once in January 1996.

Q.  HOW HAVE RECENT POLITICAL EVENTS IMPACTED SHORT-TERM INTEREST RATES?

A. One of the most significant news stories of 1995 was the uncertainty surrounding the federal budget and debt ceiling negotiations between Congress and the Clinton Administration and the resulting government shutdowns. While these events have taken center stage in the national spotlight, the issues relating to the deficit ceiling itself have had a relatively minor impact to date on the financial markets. As of this writing, short-term interest rates have declined largely as a result of weaker economic growth, lower inflation, and the market's expectations that a balanced budget deal may be achieved. The Fed already has lowered the federal funds rate a total of 0.50% in 1995 and 0.25% in January 1996; a balanced budget compromise could give the Fed incentive to lower interest rates even further, an action which is widely anticipated by market participants.

1 All Gross Domestic Product (GDP) statistics used in this report are based on the Commerce Department's new chain-weighted calculation methodology. As a result, these statistics may differ from those in previous SchwabFunds shareholder reports, which used the prior fixed-weight methodology. During 1996, the Commerce Department will revise all GDP growth rate reporting to a chain-weighted basis.

Q. HOW HAVE SHORT-TERM TAX-EXEMPT RATES RESPONDED TO THE DECLINES IN TAXABLE INTEREST RATES?

A. With the exception of the first four months of 1995, short-term tax-exempt rates declined, mirroring the drop in taxable rates. As shown in the graph below, these rates were characterized by a degree of volatility with no clear trend during the initial four months of the year. During May and June, strong demand for shorter-term fixed-rate securities caused a significant reduction in the 90-day municipal commercial paper rate.

Differences in rate movements between tax-exempt and taxable securities are due to differences in supply and demand conditions in these markets. The supply of tax-exempt securities is more irregular because tax-exempt issuers enter the market based on budgetary, tax, legal and other considerations -- different motivations from those of taxable issuers. Demand can be impacted by interest rate sensitive buyers who enter and exit the tax-exempt market in an effort to earn trading profits by capitalizing on changes in the size of the spread between taxable and tax-exempt rates. Additionally, there are certain times throughout the year when short-term municipal rates do not correlate well with short-term taxable rates, because of certain technical factors that occur in the municipal market. One recurring example of this phenomenon tends to occur during early July, when there are high levels of cash in the market and a shortage of acceptable investment choices.

     INTEREST RATES DECREASED IN 1995

     YIELDS
     90-Day Municipal Commercial Paper
     January 6, 1995 - December 29, 1995

[Line graph showing 90-Day Municipal Commercial Paper yields.]

              Yield
     1/6/95             4.00
     1/13/95            4.06
     1/20/95            4.02
     1/27/95            4.04
     2/3/95             4.00
     2/10/95            4.15
     2/17/95            4.18
     2/24/95            4.04
     3/3/95             4.08
     3/10/95            3.91
     3/17/95            3.96
     3/24/95            3.90
     3/31/95            3.96
     4/7/95             3.95
     4/14/95            4.06
     4/21/95            4.10
     4/28/95            4.10
     5/5/95             4.10
     5/12/95            4.09
     5/19/95            3.97
     5/26/95            3.81
     6/2/95             3.69
     6/9/95             3.20
     6/16/95            3.40
     6/23/95            3.60
     6/30/95            3.65
     7/7/95             3.00
     7/14/95            3.03
     7/21/95            3.48
     7/28/95            3.70
     8/4/95             3.58
     8/11/95            3.75
     8/18/95            3.79
     8/25/95            3.75
     9/1/95             3.73
     9/8/95             3.49
     9/15/95            3.68
     9/22/95            3.69
     9/29/95            3.70
     10/6/95            3.58
     10/13/95           3.75
     10/20/95           3.75
     10/27/95           3.79
     11/3/95            3.64
     11/10/95           3.65
     11/17/95           3.68
     11/24/95           3.60
     12/1/95            3.48
     12/8/95            3.36
     12/15/95           3.61
     12/22/95           3.48
     12/29/95           3.50

     90-Day Municipal Commercial Paper

     Source: Lehman Brothers, Inc.

Q. WHAT ACTIONS DID THE INVESTMENT MANAGER TAKE ON BEHALF OF THE FUNDS TO RESPOND TO THE INTEREST RATE ENVIRONMENT?

A. In response to the softer economic climate and expectations of federal funds rate reductions during the year, each Fund's dollar-weighted average maturity was lengthened during 1995. In a declining interest rate environment, extending a fund's average maturity helps minimize the impact of having to reinvest money at lower market rates as securities held in the fund's portfolio mature. For example, during 1995, the average maturity of the Schwab Tax-Exempt Money Fund increased from 39 days on December 31, 1994 to 50 days on December 31, 1995 and the average dollar-weighted maturity of the Schwab California Tax-Exempt Money Fund increased from 39 days on December 31, 1994 to 51 days on December 31, 1995. From March 31, 1995, the average dollar-weighted maturity of the Schwab New York Tax-Exempt Money Fund increased from 44 days to 48 days at December 31, 1995. Although each Fund's yield has decreased recently in response to the decline in market interest rates, this strategy of lengthening maturity was successful in delaying the declines.

Q.  WHAT STANDARDS ARE USED IN SELECTING SECURITIES FOR THE FUNDS' PORTFOLIOS?

A. The Federal government requires money market funds to hold high-quality securities in their portfolios. For the Schwab Tax-Exempt Money Funds, we have continued to take the additional step of investing only in what are referred to as "First Tier" securities. In general, a First Tier security is one that matures within certain recognized limits and carries the top rating from the requisite number of NRSROs, or is deemed to be of comparable quality by the Trust's Board of Trustees, if unrated.

To increase the overall credit of each Fund's portfolio, we also selectively purchase securities which are insured or backed by a letter of credit from First Tier financial institutions. These arrangements are frequently referred to as "credit enhancements" because they provide an additional level of creditworthiness in addition to the financial strength of the underlying issuer. The Investment Manager's thorough credit review of each Fund's securities includes ongoing review of the issuer as well as any insurance company or financial institution providing a credit enhancement to the security. Banks which provide enhancements on securities we purchase include First Tier banks in countries such as the U.S., Japan and the United Kingdom.

There continues to be a considerable amount of news coverage concerning the health of the Japanese economy in general and Japanese banks in particular. Over the last year, we have increased the frequency of our visits to Japan to call on Japanese financial institutions and Japanese government agencies. As a result of these trips and our continuous monitoring of the economic situation in Japan, we continue to refine our policies regarding investment in these securities. The banks we have selected are First Tier and represent some of the highest-quality Japanese institutions. With respect to credit enhancements, we feel these Japanese banks, as well as certain other international institutions, represent excellent opportunities to maintain the overall credit quality of the portfolios.

Q. HOW HAS THE ECONOMIC CLIMATE IN CALIFORNIA AFFECTED THE SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND'S PERFORMANCE?

A. The economic recovery in California during the last two years has slowed somewhat, consistent with the reduction in growth of the national economy. Although California has regained all of the jobs it lost during the last recession, the state's unemployment rate continues to exceed the national average. Persistent softness in the real estate market, particularly new home construction, is likely to keep unemployment levels above the national average in the near future. Further, if the real estate market does not experience some recovery in the next year, there may be negative implications for the state's economy and budget.

Currently, California is expected to eliminate its accumulated budget deficit of approximately $2 billion in 1996. However, lawmakers will continue to face the challenges of providing necessary services, such as education, health, welfare and public safety, as well as replacing or upgrading sewers, highways and other infrastructure with available tax revenues. The Governor's budget proposal includes assumptions regarding federal assistance and state economic growth that may not be realized. Therefore, the State's financial position may not improve significantly over the next twelve months.

We are satisfied that the California securities which the Fund owns represent minimal credit risk; we will, of course, continue to monitor the State's economic situation closely. The State's current credit ratings are A1 from Moody's Investor Service and A from both Standard & Poor's Corporation and Fitch Investors Services, Inc., three well known rating agencies.

Q. HOW HAS THE ECONOMIC CLIMATE IN NEW YORK AFFECTED THE SCHWAB NEW YORK TAX-EXEMPT MONEY FUND'S PERFORMANCE?

A. New York's creditworthiness is supported by a diverse economic base, by the importance of New York City in the world's financial markets, as well as its extensive tourism and service related businesses. The state entered the last recession earlier than other states and its recovery has been significantly slower and less robust than that which has been experienced elsewhere. At the current growth rate, New York is not expected to reach pre-recession employment levels until, perhaps late 1997. Continued growth will be constrained by ongoing structural changes in the economy, downsizing by large corporations (especially Wall Street firms), cutbacks in defense spending, and high levels of public assistance.

In spite of reported budgetary surpluses in 1993 and 1994, the state still faces the challenge of resolving a general fund deficit of more than $2.3 billion. The Governor and legislature have prepared a 1996 budget that makes important changes in state spending and tax policy. However, the key to the budget's success is a realization of the economic growth forecast as well as the state's ability to implement its new strategy in a smooth and timely fashion. Continued economic sluggishness may impair the expected revenue growth, and the late adoption of the budget and other administrative delays will make it difficult for the State to implement many of the necessary changes. Therefore, it is unlikely that the state will reverse its general fund deficit in 1996.

New York municipal securities offer yields that are very close to the national average for tax-exempt municipal securities. We are satisfied that the New York securities which the Fund owns represent minimal credit risk; we will, of course, continue to closely monitor the State's economic situation.

The State's current credit ratings are A from Moody's Investor Service, A- from Standard & Poor's Corporation and A+ from Fitch Investors Services, Inc., three well-known rating agencies.

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
PORTFOLIO SUMMARY
--------------------------------------------------------------------------------
                                  ASSET GROWTH


    Total                          Total                          Percentage
 Net Assets                      Net Assets                       Growth Over
as of 12/31/95                 as of 12/31/94                      Reporting
   (000s)                         (000s)                            Period
------------------------------------------------------------------------------
$3,564,519                      $3,015,951                            18%
------------------------------------------------------------------------------

                      AVERAGE YIELDS FOR THE PERIODS ENDED
                               DECEMBER 31, 1995
                                  SWEEP SHARES


   Last                               Last                           Last
Seven Days                        Three Months                   Twelve Months
------------------------------------------------------------------------------
 3.96%                             3.30%                           3.25%
------------------------------------------------------------------------------

                             VALUE ADVANTAGE SHARES


   Last                               Last                           Last
Seven Days                        Three Months                   Twelve Months
------------------------------------------------------------------------------
  4.17%                              3.51%                            N/A
------------------------------------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

 Maturity Range      3/31/95     6/30/95     9/30/95     12/31/95
-----------------------------------------------------------------
 0 -  15 Days....        74.7%       70.4%       73.2%       66.0%
16 -  30 Days....         0.2         3.8         3.5         0.9
31 -  60 Days....         6.3         5.4         3.8        11.2
61 -  90 Days....         2.6         3.7         1.9         0.2
91 - 120 Days....         6.9         2.1         0.2         1.8
Over 120 Days....         9.3        14.6        17.4        19.9
Weighted
  Average........     36 Days     53 Days     53 Days     50 Days
-----------------------------------------------------------------

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
PORTFOLIO SUMMARY
--------------------------------------------------------------------------------
                                  ASSET GROWTH


    Total                        Total                           Percentage
 Net Assets                    Net Assets                        Growth Over
as of 12/31/95               as of 12/31/94                       Reporting
   (000s)                        (000s)                            Period
------------------------------------------------------------------------------
$1,685,703                      $1,293,883                         30%
------------------------------------------------------------------------------

                      AVERAGE YIELDS FOR THE PERIODS ENDED
                               DECEMBER 31, 1995
                                  SWEEP SHARES


   Last                               Last                           Last
Seven Days                        Three Months                   Twelve Months
------------------------------------------------------------------------------
3.78%                              3.18%                          3.15%
------------------------------------------------------------------------------

                             VALUE ADVANTAGE SHARES


   Last                               Last                            Last
Seven Days                        Three Months                    Twelve Months
------------------------------------------------------------------------------
3.99%                              3.38%                          N/A
------------------------------------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

 Maturity Range      3/31/95     6/30/95     9/30/95     12/31/95
-----------------------------------------------------------------
     0 -  15 Days        75.3%       68.4%       75.7%       62.2%
    16 -  30 Days         0.0         5.7         3.6         0.4
    31 -  60 Days         3.2         2.9         2.9        14.6
    61 -  90 Days         8.9         7.7         0.4         1.7
    91 - 120 Days         5.2         3.8         0.0         2.2
    Over 120 Days         7.4        11.5        17.4        18.9
 Weighted Average     30 Days     52 Days     55 Days     51 Days
-----------------------------------------------------------------

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
PORTFOLIO SUMMARY
--------------------------------------------------------------------------------
                                  ASSET GROWTH

                             Total Net Assets
    Total                    as of 2/27/95                       Percentage
 Net Assets                   (commencement                      Growth Over
as of 12/31/95                of operations)                      Reporting
   (000s)                        (000s)                            Period
------------------------------------------------------------------------------
$220,006                       $153,806*                           43%
------------------------------------------------------------------------------

                      AVERAGE YIELDS FOR THE PERIODS ENDED
                               DECEMBER 31, 1995
                                  SWEEP SHARES


   Last                               Last                           Last
Seven Days                        Three Months                   Twelve Months
------------------------------------------------------------------------------
  3.83%                              3.18%                            N/A
--------------------------------------------------------------------------------

                             VALUE ADVANTAGE SHARES

   Last                               Last                            Last
Seven Days                        Three Months                    Twelve Months
--------------------------------------------------------------------------------
  4.07%                              3.42%                            N/A
--------------------------------------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

 Maturity Range      3/31/95     6/30/95     9/30/95     12/31/95
-----------------------------------------------------------------
    0 -  15 Days        79.6%       75.4%       72.2%        68.4%
   16 -  30 Days         4.2         0.0         0.0          0.0
   31 -  60 Days         0.0         2.7         4.0         11.7
   61 -  90 Days         0.0         7.1         1.5          0.0
   91 - 120 Days         0.8         0.0         4.8          3.1
   Over 120 Days        15.4        14.8        17.5         16.8
Weighted Average     44 Days     39 Days     50 Days      48 Days
-----------------------------------------------------------------

* Includes amounts accumulated prior to commencement of operations.

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
VARIABLE RATE OBLIGATIONS--57.8%(a)
ALABAMA--2.0%
Alabama Housing Finance
 Authority Single Family
 Housing Revenue Bonds
 Collateralized Home
 Mortgage Program Series
 1995C-1/ (Bayerische
 Landesbank Girozentrale
 LOC)
 5.05%, 01/07/96             $10,400        $10,400
Citronelle, Alabama
 Industrial Development
 Board Pollution Control
 Revenue Refunding Bonds
 (AZKO Chemicals, Inc.
 Project)/ (Wachovia Bank
 LOC)
 5.15%, 01/07/96               1,100          1,100
Jefferson County, Alabama
 Sewer Revenue Warrants
 Series 1995A/
 (Bayerische Landesbank
 Girozentrale LOC)
 5.20%, 01/07/96              12,500         12,500
Mobile County, Alabama
 Industrial Development
 Board Revenue Bonds
 (Ultraform Co.
 Project) Series B/
 (Bayerische Landesbank
 Girozentrale LOC)
 5.00%, 01/07/96               1,000          1,000
Mobile County, Alabama
 Industrial Development
 Board Pollution Control
 Revenue Refunding Bonds
 (Ultraform Co. Project)
 Series A/ (Bayerische
 Landesbank Girozentrale
 LOC)
 5.00%, 01/07/96               7,480          7,480
Mobile, Alabama
 Industrial Development
 Board Pollution Control
 Revenue Refunding
 Bonds (Alabama
 Power Co. Project)
 Series 1993C
 5.15%, 01/07/96              12,000         12,000
Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985C/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               2,000          2,000

Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985F/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               9,000          9,000
Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985G/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               6,390          6,390
Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985H/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               5,295          5,295
Opelika, Alabama Industrial
 Development Board Revenue
 Bonds (Power Guard
 Project) Series
 1994/(SouthTrust Bank of
 Alabama LOC)
 5.35%, 01/07/96               3,100          3,100
                                             ------
                                             70,265
                                             ------
ALASKA--0.0%
Alaska Industrial
 Development Authority
 Flexible Demand Revenue
 Bonds (Advanced Health
 Systems)/(Citibank LOC)
 5.35%, 01/07/96                 600            600
                                             ------
ARIZONA--0.5%
Arizona Educational Loan
 Marketing Corp.
 Revenue Bonds Series A/
 (MBIA Insurance &
 Fuji Bank SBPA)
 5.45%, 01/07/96              10,000         10,000
Yavapai County, Arizona
 Industrial Development
 Authority Revenue Bonds
 (First Health
 Care Corp. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               4,230          4,230

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Yuma, Arizona Industrial
 Development Authority
 Multi Family Housing
 Revenue Bonds
 (El Encanto Apartments)
 Series A/(Citibank LOC)
 5.20%, 01/07/96              $3,000        $ 3,000
Yuma, Arizona Industrial
 Development Authority
 Multi Family Housing
 Revenue Bonds
 (El Encanto Apartments)
 Series B/(Citibank LOC)
 5.50%, 01/07/96                 275            275
                                             ------
                                             17,505
                                             ------
CALIFORNIA--1.4%
California Higher Education
 Loan Authority Student
 Loan Refunding Bonds
 Series E1/(SLMA LOC)
 5.25%, 01/07/96               5,000          5,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986B
 5.40%, 01/01/96                 100            100
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986C
 5.40%, 01/01/96                 200            200
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Packaging Innovation DZ
 Industries, Inc.) Series
 1994A-2/ (Bank of Tokyo
 LOC)
 5.35%, 01/07/96                 585            585
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985A-2/ (Sumitomo Bank
 LOC)
 5.90%, 01/01/96               8,900          8,900
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 A/(Industrial Bank of
 Japan LOC)
 6.10%, 01/01/96                 100            100
Los Angeles County,
 California Metropolitan
 Transportation Authority
 Sales Tax Revenue
 Refunding Bonds
 Proposition C Second
 Senior Series A/
 (MBIA Insurance &
 Industrial Bank of
 Japan SBPA)
 5.00%, 01/07/96                 300            300

Orange County, California
 Various Sanitation
 Districts Certificates of
 Participation Capital
 Improvement Programs
 Series 1990-92C/ (FGIC
 Insurance)
 6.00%, 01/01/96                 200            200
Orange County, California
 Water District
 Certificates of
 Participation (Sanitation
 Districts #1,2,3)/
 (AMBAC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.05%, 01/07/96              19,500         19,500
Simi Valley, California
 Multi Family Housing
 Certificates of
 Participation (Lincoln
 Wood Ranch Project)/
 (Sumitomo Bank LOC)
 5.05%, 01/07/96               5,600          5,600
Southern California Public
 Power Authority
 Transmission Project
 Revenue Bonds (Southern
 Transmission Project)
 Series 1991/ (AMBAC
 Insurance & Swiss Bank
 LOC)
 4.75%, 01/07/96               9,700          9,700
                                             ------
                                             50,185
                                             ------
COLORADO--4.2%
Colorado Health Facilities
 Authority Revenue Bonds
 (Sisters of Charity
 Health) Series B/(Multiple
 Credit Enhancements)
 5.05%, 01/07/96              23,300         23,300
Colorado Student Obligation
 Bond Authority Student
 Loan Revenue Bonds
 (Colorado University)
 Series 1990A/ (SLMA LOC)
 5.20%, 01/07/96              10,790         10,790
Colorado Student Obligation
 Bond Authority Student
 Loan Revenue Bonds
 (Colorado University)
 Series 1993B/ (SLMA LOC)
 5.20%, 01/07/96               2,100          2,100
Colorado Student Obligation
 Bond Authority Student
 Loan Revenue Bonds
 (Colorado University)
 Series 1993C-2/ (SLMA LOC)
 5.05%, 01/07/96               2,200          2,200
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992D/(Morgan Guaranty
 Trust LOC)
 5.30%, 01/07/96              48,400         48,400

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992E/ (Bank of Tokyo LOC)
 5.50%, 01/07/96             $30,000       $ 30,000
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992F/
 (Bank of Montreal LOC)
 5.30%, 01/07/96              16,000         16,000
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992G/(Credit Local de
 France LOC)
 5.30%, 01/07/96               8,500          8,500
Douglas County, Colorado
 Multi Family Housing
 Revenue Bonds (Autumn
 Chase Project)/ (Citibank
 LOC)
 5.25%, 01/07/96               9,300          9,300
                                            -------
                                            150,590
                                            -------
CONNECTICUT--1.0%
Connecticut State General
 Obligation Economic
 Recovery Bonds Series
 1991B/(Multiple Credit
 Enhancements)
 5.10%, 01/07/96              11,700         11,700
Connecticut State Special
 Assessment Unemployment
 Compensation Advance
 Fund Revenue Bonds
 Series 1993B/(Multiple
 Credit Enhancements)
 5.40%, 01/07/96              15,900         15,900
Connecticut State Special Tax
 Obligation Bonds (Second
 Lien Transportation
 Information) Series 1990-1/
 (Industrial Bank of Japan LOC)
 5.10%, 01/07/96               5,800          5,800
                                            -------
                                             33,400
                                            -------
DISTRICT OF COLUMBIA--0.1%
District of Columbia
 Revenue Bonds Adjustable
 Convertible Extendable
 Securities (Georgetown
 University) Series 1988D/
 (Sanwa Bank LOC)
 5.65%, 01/07/96               4,200          4,200
                                            -------
FLORIDA--1.1%
Brevard County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds
 (Palm Place Project)/
 (Chemical Bank LOC)
 5.05%, 01/07/96               5,000          5,000

Dade County, Florida
 Solid Waste Industrial
 Development Revenue Bonds
 (Montenay-Dade, Ltd.
 Project)/
 (Banque Paribas LOC)
 5.10%, 01/07/96               1,280          1,280
Hillsborough County,
 Florida Industrial
 Development Authority
 Revenue Bonds (Seaboard
 Tampa Terminals) Series
 1986A/ (Barclays Bank LOC)
 5.00%, 01/07/96               5,500          5,500
Indian Trace, Florida
 Community Development
 District (Water & Sewer
 Special Assessment
 Basin 1 Water)/
 (MBIA Insurance &
 Swiss Bank SBPA)
 4.90%, 01/07/96               2,500          2,500
Orange County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds
 (Rio Vista Project)/
 (First Union Bank of
 North Carolina LOC)
 5.20%, 01/07/96               3,865          3,865
Orange County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds (Smokewood
 Project)/ (Citibank LOC)
 5.25%, 01/07/96              10,000         10,000
Palm Beach County, Florida
 Health Facilities
 Authority Revenue
 Refunding Bonds
(Joseph L. Morse
 Geriatric Center)/
 (Sun Bank LOC)
 5.20%, 01/07/96               9,800          9,800
Palm Beach County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds
 (Crystal II Project)/
 (Citibank LOC)
 5.15%, 01/07/96               2,850          2,850
                                             ------
                                             40,795
                                             ------
GEORGIA--3.1%
Burke County, Georgia
 Development Authority
 Pollution Control Revenue
 Bonds (Oglethorpe
 Power Corp. Project)
 Series 1993A/
 (FGIC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.15%, 01/07/96              15,300         15,300

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Burke County, Georgia
 Development Authority
 Pollution Control Revenue
 Bonds (Oglethorpe
 Power Corp. Project)
 Series 1994A/
 (FGIC Insurance &
 Credit Local de
 France SBPA)
 5.15%, 01/07/96             $24,000        $24,000
Cobb County, Georgia
 Housing Authority
 Multi Family Housing
 Revenue Bonds
 (Walton Green Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96              14,000         14,000
Cobb County, Georgia
 Housing Authority Multi
 Family Housing Revenue
 Bonds (Williamstown
 Apartment Project)/
 (Wachovia Bank LOC)
 5.20%, 01/07/96               2,000          2,000
Dekalb County, Georgia
 Development Authority
 Industrial Development
 Revenue Bonds (Siemens
 Energy, Inc. Project)/
 (Siemens AG Guaranty)
 5.20%, 01/07/96               3,750          3,750
Dekalb County, Georgia
 Housing Authority Multi
 Family Housing Revenue
 Bonds (Wood Hills
 Apartment Project)/ (Bank
 of Montreal LOC)
 5.15%, 01/07/96               5,250          5,250
Douglas County, Georgia
 Development Authority
 Industrial Development
 Revenue Bonds (Mima Inc.
 Project)/ (Wachovia Bank
 LOC)
 5.10%, 01/07/96               4,300          4,300
Laurens County, Georgia
 Development Authority
 Solid Waste Disposal
 Revenue Bonds (Southeast
 Paper Co. Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96              25,000         25,000
Richmond County, Georgia
 Industrial Development
 Authority Revenue Bonds
 (Bok Group Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               5,000          5,000

Rockmart, Georgia
 Development Authority
 Industrial Development
 Revenue Bonds (CW Matthews
 Contracting)/ (Wachovia
 Bank LOC)
 5.25%, 01/07/96               2,500          2,500
Smyrna, Georgia Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Walton Park LP)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               8,000          8,000
Villa Rica, Georgia
 Industrial Development
 Revenue Bonds (Lowes Home
 Centers, Inc. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               1,200          1,200
                                            -------
                                            110,300
                                            -------
HAWAII--1.6%
Hawaii State Department of
 Budget and Finance Special
 Purpose Mortgage Revenue
 Bonds (Adventist Health
 System West)/ (Bank of
 California LOC)
 5.15%, 01/07/96               3,100          3,100
Hawaii State Housing
 Finance & Development
 Corp. Multi-Family Housing
 Revenue Bonds (Nani Mauna
 Loa Project) Series 1995A/
 (Citibank LOC)
 4.00%, 01/07/96               4,350          4,350
Hawaii State Housing
 Finance & Development
 Corp. Revenue Bonds
 (Rental Housing System)
 Series 1990A/
 (Industrial Bank of
 Japan LOC)
 5.20%, 01/07/96              17,100         17,100
Hawaii State Housing
 Finance & Development
 Corp. Revenue Bonds
 (Rental Housing System)
 Series 1990B/(Industrial
 Bank of Japan LOC)
 5.20%, 01/07/96              19,600         19,600
Honolulu, Hawaii City and
 County Multi Family
 Housing Revenue Bonds
 (HaleKa Gardens Project)
 Series A/ (Bank of Tokyo
 LOC)
 5.70%, 01/07/96               5,256          5,256

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Honolulu, Hawaii City and
 County Multi Family
 Housing Revenue Bonds
 (Lolani Regents Project)
 Series 1990A/
 (Bank of Hawaii LOC)
 5.55%, 01/07/96             $ 9,300        $ 9,300
                                             ------
                                             58,706
                                             ------
ILLINOIS--10.2%
Centralia, Illinois
 Industrial Development
 Authority Revenue Bonds
 (Consolidated Foods
 Corp./Hollywood
 Brands, Inc. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               4,500          4,500
Chicago, Illinois
 General Obligation
 Bonds Series 1985/
 (Sanwa Bank LOC)
 5.45%, 01/07/96              14,440         14,440
Chicago, Illinois
 General Obligation
 Bonds Series 1992B/
 (Canadian Imperial Bank of
 Commerce LOC)
 5.10%, 01/07/96              10,400         10,400
Chicago, Illinois
 Industrial Development
 Revenue Bonds (Morse
 Automotive)/ Series 1995
 (American National Bank &
 Trust Co. LOC)
 5.25%, 01/07/96               3,000          3,000
Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds (Adjustable
 Convertible Extendable
 Securities General Airport
 Second Lien) Series B-1/
 (Sanwa Bank LOC)
 5.40%, 01/07/96              10,000         10,000
Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds
 (Adjustable Convertible
 Extendable Securities
 General Airport Second
 Lien) Series B-2/
 (Sanwa Bank LOC)
 5.40%, 01/07/96              10,000         10,000
Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds
 (General Airport Second
 Lien) Series 1994C/
 (Societe Generale LOC)
 5.15%, 01/07/96              16,100         16,100

Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds (General
 Airport Second Lien)
 Series A/(Westpac Banking
 Corp. LOC)
 5.10%, 01/07/96              13,100         13,100
Illinois Development
 Finance Authority Hospital
 Revenue Bonds (Palos
 Community Hospital) Series
 1994/ (Credit Suisse SBPA)
 5.20%, 01/07/96              37,700         37,700
Illinois Development
 Finance Authority
 Industrial Development
 Revenue Bonds (Knead Dough
 Baking Co.)/
 (Bank of America LOC)
 5.35%, 01/07/96               8,870          8,870
Illinois Development
 Finance Authority
 Industrial Development
 Revenue Bonds (Marriott
 Corp. Deerfield Project)/
 (National Westminster Bank
 LOC)
 5.15%, 01/07/96               1,300          1,300
Illinois Development
 Finance Authority
 Industrial Development
 Revenue Bonds (Rerkin
 Paperboard Co. LP) Series
 1994/ (Northern Trust LOC)
 5.40%, 01/07/96               5,500          5,500
Illinois Development
 Finance Authority Revenue
 Residential Rental Revenue
 Bonds (F.C. Harris
 Pavillion Project) Series
 1994/(FNMA LOC)
 5.15%, 01/07/96               3,000          3,000
Illinois Development
 Finance Authority Revenue
 Residential Rental Revenue
 Bonds (River Oak)/ (Swiss
 Bank LOC)
 5.20%, 01/07/96               3,790          3,790
Illinois Educational
 Facility Authority Revenue
 Bonds (Chicago Zoological
 Society Brookfield Zoo)
 Series B/
 (Chemical Bank LOC)
 5.25%, 01/07/96               2,000          2,000
Illinois Educational
 Facility Authority Revenue
 Bonds (Chicago
 Historical Society)/
 (Mitsubishi Bank LOC)
 5.35%, 01/07/96               8,300          8,300

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Illinois Educational
 Facility Authority
 Revenue Bonds
 (Illinois Institute of
 Technology) Series 1990A/
 (Northern Trust LOC)
 5.05%, 01/07/96             $11,300        $11,300
Illinois Educational
 Facility Authority Revenue
 Bonds (Northwestern
 University)/ (FNB Chicago
 LOC)
 5.15%, 01/07/96              22,200         22,200
Illinois Educational
 Facility Authority Revenue
 Bonds (University Pooled
 Financing Program)
 Series 1985/
 (FGIC Insurance &
 Sakura Bank SBPA)
 5.95%, 01/07/96              17,325         17,325
Illinois Health Facility
 Authority Revenue Bonds
 (Franciscan Village
 Project) Series 1989A/
 (Commonwealth Bank of
 Australia LOC)
 5.20%, 01/07/96               2,000          2,000
Illinois Health Facility
 Authority Revenue Bonds
 (Hospital Sisters
 Services) Series E/(MBIA
 Insurance &
 Morgan Guaranty SBPA)
 5.00%, 01/07/96               4,300          4,300
Illinois Health Facility
 Authority Revenue Bonds
 (Ingalls Memorial
 Hospital) Series
 1985C/(LaSalle National
 Bank LOC)
 5.60%, 01/07/96               1,100          1,100
Illinois Health Facility
 Authority Revenue Bonds
 (Streeterville Corp.)
 Series A/
 (FNB Chicago LOC)
 5.10%, 01/07/96              14,400         14,400
Illinois Health Facility
 Authority Revenue Bonds
 (Washington & Jane Smith
 Home) Series 1991/
 (Comerica Bank LOC)
 5.20%, 01/07/96               2,800          2,800
Illinois Health Facility
 Authority Revenue Bonds
 Revolving Fund Pooled Loan
 Series 1985C/ (FNB Chicago
 LOC)
 5.20%, 01/07/96               6,000          6,000
Illinois Health Facility
 Authority Revenue Bonds
 Revolving Fund Pooled Loan
 Series 1985D/ (FNB Chicago
 LOC)
 5.20%, 01/07/96              20,000         20,000

Illinois State Toll Highway
 Authority Revenue Bonds
 Series B/(MBIA Insurance &
 Societe Generale SBPA)
 5.05%, 01/07/96              63,400         63,400
Kane County, Illinois
 Revenue Bonds (Glenwood
 School for Boys)/(Harris
 Trust & Savings Bank LOC)
 5.10%, 01/07/96               9,000          9,000
Lombard, Illinois
 Industrial Development
 Revenue Refunding Bonds (B
 & H Partnership Project)/
 (Comerica Bank LOC)
 5.38%, 01/07/96               1,500          1,500
McHenry County, Illinois
 Industrial Development
 Authority Revenue
 Refunding Bonds (Dean
 Foods Co. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               2,675          2,675
Oak Forest, Illinois
 Revenue Bonds (Homewood
 Pool) Series 1989/
 (FNB Chicago LOC)
 5.15%, 01/07/96              37,000         37,000
                                            -------
                                            367,000
                                            -------
INDIANA--0.4%
Crawfordsville, Indiana
 Industrial Development
 Revenue Bonds (National
 Service Industries, Inc.
 Project)/ (Wachovia Bank
 LOC)
 5.15%, 01/07/96               2,000          2,000
Hammond, Indiana Adjustable
 Rate Economic Development
 Revenue Bonds (Lear
 Seating Corp. Project)
 Series 1994/ (Chemical
 Bank LOC)
 4.25%, 01/07/96               5,750          5,750
Indiana Health Facility
 Financing Authority
 Hospital Adjustable
 Convertible Extentable
 Securities Revenue Bonds
 (Methodist Hospital)
 Series C/
 (Credit Suisse SBPA)
 5.15%, 01/07/96               4,100          4,100
Indianapolis, Indiana
 Economic Development
 Authority Revenue Bonds
 (Herff-Jones, Inc. Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               4,100          4,100
                                            -------
                                             15,950
                                            -------

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
IOWA--0.2%
Iowa Higher Education Loan
 Authority Revenue Bonds
 Adjustable Convertible
 Extendable Securities
 Education Loan (Private
 College Facility)/
 (MBIA Insurance &
 Dai-Ichi Kangyo
 Bank SBPA)
 5.50%, 01/07/96             $ 4,100        $ 4,100
Iowa Housing Finance
 Authority Multi Family
 Housing Revenue Bonds
 (Small Business Loan
 Project) Series 1985A/
 (FHLB of Des Moines LOC)
 5.30%, 01/07/96               2,100          2,100
Iowa State Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Cedar River Paper
 Project) Series 1995A/
 (Swiss Bank LOC)
 6.10%, 01/01/96               1,000          1,000
                                             ------
                                              7,200
                                             ------
KANSAS--0.2%
Kansas City, Kansas
 Industrial Revenue Bonds
 (Owen Industries, Inc.
 Project) Series 1987/
 (Sanwa Bank LOC)
 5.45%, 01/07/96               2,400          2,400
Wichita, Kansas Airport
 Facilities Revenue Bonds
 (Flightsafety
 International, Inc.)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               3,000          3,000
Wichita, Kansas Health
 Facilities Revenue
 Authority (CSJ Health
 System) Series XXV/
 (Sumitomo Bank LOC)
 5.30%, 01/07/96               1,900          1,900
                                             ------
                                              7,300
                                             ------
KENTUCKY--0.7%
Lebanon, Kentucky
 Industrial Development
 Revenue Bonds (Wallace
 Computer Services, Inc.)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               5,000          5,000
Mason County, Kentucky
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (East Kentucky Power
 Corp.) Series 1984B-1/
 (N.R.U.--C.F.C. Guaranty)
 4.65%, 01/07/96              10,600         10,600

Murray, Kentucky Industrial
 Development Authority
 Revenue Bonds
 (Dean Foods Co.)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               5,000          5,000
Owensboro, Kentucky Limited
 Obligation Revenue Bonds
 (Dart Polymers, Inc.
 Project) Series 1985A/
 (National Westminster Bank
 LOC)
 4.05%, 01/07/96               1,900          1,900
Wilson County, Kentucky
 Industrial Development
 Board Revenue Bonds
 (Perma Pipe I North
 Carolina Project)/ (Harris
 Trust & Savings Bank LOC)
 5.50%, 01/07/96               3,150          3,150
                                             ------
                                             25,650
                                             ------
LOUISIANA--3.5%
De Soto Parish, Louisiana
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Refunding Bonds (Central
 Louisiana
 Electric Co.)
 Series 1991A/
 (Swiss Bank LOC)
 5.05%, 01/07/96                 400            400
De Soto Parish, Louisiana
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Refunding Bonds (Central
 Louisiana
 Electric Co.)
 Series 1991B/
 (Swiss Bank LOC)
 5.05%, 01/07/96              15,000         15,000
East Baton Rouge Parish,
 Louisiana Pollution
 Control Revenue Refunding
 Bonds (Exxon Corp.) Series
 1989
 5.90%, 01/01/96               1,900          1,900
Louisiana Public Facilities
 Authority Hospital Revenue
 Bonds (Willis Knighton
 Medical Project)/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96              15,300         15,300
New Orleans, Louisiana
 Aviation Board Revenue
 Bonds (Passenger Facility
 Charge Projects)/ (Banque
 Paribas & Canadian
 Imperial Bank of Commerce
 LOC)
 5.50%, 01/07/96               7,000          7,000

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
New Orleans, Louisiana
 Aviation Board Revenue
 Bonds Series B/
 (MBIA Insurance &
 Industrial Bank of
 Japan SBPA)
 4.95%, 01/07/96             $73,020       $ 73,020
New Orleans, Louisiana
 Exhibition Hall Authority
 Special Tax Revenue Bonds
 (Hotel Occupancy Project)
 Series B/ (Sanwa Bank LOC)
 5.50%, 01/07/96               1,300          1,300
New Orleans, Louisiana
 Exhibition Hall Authority
 Special Tax Revenue Bonds
 Series 1989B/ (Sanwa Bank
 LOC)
 5.50%, 01/07/96               3,800          3,800
Rapides Parish, Louisiana
 Industrial Development
 Board Pollution Control
 Revenue Refunding Bonds
 (Central Louisiana
 Electric Co.)
 Series 1991/
 (Swiss Bank LOC)
 5.05%, 01/07/96               8,150          8,150
                                            -------
                                            125,870
                                            -------
MARYLAND--2.5%
Baltimore, Maryland
 Industrial Development
 Authority Revenue Bonds
 (City of Baltimore Capital
 Acquisition Program)
 Series 1986/(Dai-Ichi
 Kangyo Bank LOC)
 5.35%, 01/07/96              52,400         52,400
Maryland State Health and
 Higher Educational
 Facility Authority Pooled
 Revenue Bonds (Kennedy
 Kreiger) Series 1993D/
 (FNB Maryland LOC)
 5.10%, 01/07/96               2,000          2,000
Maryland State Health and
 Higher Educational Facility
 Authority Pooled Revenue
 Bonds (Pooled Loan
 Program) Series A/
 (Dai-Ichi Kangyo Bank LOC &
 FNB Chicago SBPA)
 5.00%, 01/07/96               9,700          9,700
Montgomery County, Maryland
 Housing Opportunity
 Commission Housing Revenue
 Bonds (Draper Lane)
 Series 1991I/
 (FGIC Insurance &
 Sumitomo Bank SBPA)
 5.30%, 01/07/96              16,500         16,500

Northeast Maryland Waste
 Disposal Authority
 Resource Recovery Bonds
 (Hartford County)/ (AMBAC
 Insurance &
 Credit Local de France
 LOC)
 5.05%, 01/07/96               9,600          9,600
                                             ------
                                             90,200
                                             ------
MICHIGAN--0.1%
Grand Rapids, Michigan
 Water Supply Variable Rate
 Revenue Bonds/
 (FGIC Insurance &
 Societe Generale SBPA)
 5.90%, 01/07/96               1,000          1,000
Michigan State Strategic
 Fund Limited Obligation
 Revenue Bonds (Dean Foods
 Co. Project)/ (Wachovia
 Bank LOC)
 5.25%, 01/07/96               3,500          3,500
                                             ------
                                              4,500
                                             ------
MINNESOTA--0.9%
Bloomington, Minnesota Port
 Authority Tax Increment
 Revenue Refunding Bonds
 (Mall of America)
 Series 1995A/
 (Credit Local de
 France SBPA &
 FSA Insurance)
 5.20%, 01/07/96               7,000          7,000
St. Paul, Minnesota Housing
 Redevelopment Authority
 Rental Multi Family
 Housing Development Bonds
 Multi City Series 1985A/
 (FHLB Des Moines LOC)
 5.30%, 01/07/96              19,900         19,900
                                             ------
                                             26,900
                                             ------
MISSISSIPPI--0.4%
Jackson County, Mississippi
 Pollution Control Revenue
 Bonds (Chevron U.S.A. Inc.
 Project)
 5.90%, 01/07/96              14,700         14,700
                                             ------
MISSOURI--1.0%
Independence, Missouri
 Industrial Development
 Authority Revenue Bonds
 (Resthaven Project)/
 (Credit Local de France
 LOC)
 5.20%, 01/07/96               9,640          9,640

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Industrial Development
 Authority of Mexico,
 Missouri Revenue Bonds
 (ABP Midwest
 Manufacturing Co.
 Project) Series 1995/
 (Royal Bank of Scotland
 LOC)
 5.25%, 01/07/96              $7,600        $ 7,600
Missouri State Development
 Finance Board Industrial
 Development Revenue Bonds
 (H.R. Williams Mill Supply
 Project) Series 1995/
 (Union Bank of
 Switzerland LOC)
 5.30%, 01/07/96               3,100          3,100
Missouri State Health and
 Educational Facilities
 Authority Health
 Facilities Revenue Bonds
 (Sisters of Mercy)
 Series 1988A/(Multiple
 Credit Enhancements)
 5.10%, 01/07/96               3,200          3,200
Missouri State Health and
 Educational Facilities
 Authority Health
 Facilities Revenue Bonds
 (Sisters of Mercy) Series
 1992B/ (Toronto-Dominion
 Bank SBPA)
 5.10%, 01/07/96               3,400          3,400
Missouri State Health and
 Educational Facilities
 Authority Health
 Facilities
 Revenue Bonds (St. Anthony
 Medical Center)/
 (Mitsubishi Bank SBPA)
 5.60%, 01/07/96                 900            900
St. Charles, Missouri
 Industrial Development
 Authority Variable Rate
 Demand Revenue Refunding
 Bonds (Casalon Apartments
 Project)/ (Citibank LOC)
 5.25%, 01/07/96               3,100          3,100
Washington, Missouri
 Industrial Development
 Authority Revenue
 Bonds (Pauwels
 Transformer Project)/
 (Generale Bank LOC)
 5.40%, 01/07/96               4,000          4,000
                                             ------
                                             34,940
                                             ------

MONTANA--0.4%
Forsyth, Montana Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Portland General Electric
 Coal Stripping Project)
 Series 1983B/ (Swiss Bank
 LOC)
 5.00%, 01/07/96               6,500          6,500
Montana State Health
 Facility Authority Revenue
 Bonds (Health Care Pooled
 Loan Program) Series
 1985A/ (FGIC Insurance &
 Norwest Bank of
 Minnesota SBPA)
 5.15%, 01/07/96               7,195          7,195
                                             ------
                                             13,695
                                             ------
NEVADA--1.6%
Clark County, Nevada Airport
 Improvement Revenue
 Refunding Bonds
 Series 1993A/
 (MBIA Insurance &
 Industrial Bank of
 Japan SBPA)
 5.15%, 01/07/96              55,350         55,350
Clark County, Nevada
 Industrial Development
 Revenue Bonds
 (Cogeneration Project No.
 2)/(Swiss Bank LOC)
 6.15%, 01/07/96               2,700          2,700
                                             ------
                                             58,050
                                             ------
NEW HAMPSHIRE--0.2%
New Hampshire Higher
 Education and Health
 Facilities Authority
 Revenue Bonds (VHA New
 England, Inc.) Series
 1985B/ (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               1,000          1,000
New Hampshire State Housing
 Finance Authority Multi
 Family Housing Revenue
 Bonds (Fairways Project)
 Series 1994-1/ (General
 Electric Capital Corp.
 LOC)
 5.20%, 01/07/96               7,000          7,000
                                             ------
                                              8,000
                                             ------
NEW JERSEY--0.1%
New Jersey Turnpike
 Authority Revenue Bonds
 Series 1991D/
 (FGIC Insurance &
 Societe General LOC)
 4.80%, 01/07/96               3,000          3,000
                                             ------

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
NEW MEXICO--0.1%
Albuquerque, New Mexico
 Gross Receipts Lodgers Tax
 Revenue Adjustable Rate
 Tender Revenue Bonds
 Series 1994/ (Canadian
 Imperial Bank of Commerce
 LOC)
 5.15%, 01/07/96             $ 1,300        $ 1,300
Belen, New Mexico
 Industrial Development
 Revenue Bonds
 (Solo Cup, Inc. Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               3,250          3,250
                                             ------
                                              4,550
                                             ------
NEW YORK--3.2%
Babylon, New York Variable
 Rate General Obligation
 Bonds Series B/(Bank of
 Nova Scotia SBPA & AMBAC
 Insurance)
 4.90%, 01/07/96               3,500          3,500
New York City, New York
 General Obligation Bonds
 Series 1993 Subseries
 A-8B/ (Sanwa Bank LOC)
 5.95%, 01/07/96                 715            715
New York City, New York
 General Obligation Bonds
 Series 1994B
 Subseries B-2/
 (MBIA Insurance &
 Bank Austria AG SBPA)
 5.90%, 01/01/96                 400            400
New York City, New York
 General Obligation Bonds
 Series 1994B
 Subseries B-3/
 (MBIA Insurance &
 Bank of Nova Scotia SBPA)
 5.90%, 01/01/96               1,000          1,000
New York City, New York
 Housing Development Corp.
 Variable Rate Demand
 Special Obligation Revenue
 Bonds (East 96th Street
 Project) Series 1990A/
 (Mitsubishi Bank LOC)
 5.10%, 01/07/96              11,900         11,900
New York City, New York
 Municipal Water Finance
 Authority Water & Sewer
 System Revenue Bonds
 Series 1994G/
 (FGIC Insurance &
 FGIC SPA)
 5.90%, 01/07/96               9,000          9,000

New York City, New York
 Trust for Cultural
 Resources Revenue Bonds
 (Solomon R. Guggenheim
 Project) Series 1990B/
 (Swiss Bank LOC)
 5.90%, 01/01/96                 100            100
New York City, New York
 Variable Rate General
 Obligation Bonds Series
 1995B Subseries
 B-10/(Union Bank of
 Switzerland LOC)
 5.00%, 01/07/96               7,500          7,500
New York City, New York
 Variable Rate General
 Obligation Bonds Series
 1995B1 Subseries B-8/
 (Mitsubishi Bank LOC)
 5.35%, 01/07/96               2,000          2,000
New York Local Government
 Assistance Corp. Public
 Improvement Revenue Bonds
 Series 1993A/ (Multiple
 Credit Enhancements)
 4.95%, 01/07/96               9,500          9,500
New York Local Government
 Assistance Corp. Public
 Improvement Revenue Bonds
 Series 1994B/ (Credit
 Suisse & Swiss Bank LOC)
 4.95%, 01/07/96               1,000          1,000
New York Local Government
 Assistance Corp. Public
 Improvement Revenue
 Bonds Series 1995F/
 (Toronto-Dominion Bank LOC)
 5.05%, 01/07/96              12,700         12,700
New York Municipal Water
 Finance Authority Water &
 Sewer System Revenue Bonds
 Series 1994C/ (FGIC
 Insurance & FGIC SPA)
 5.90%, 01/01/96               5,500          5,500
New York State Dormitory
 Authority Revenue Bonds
 (Masonic Hall Asylum)/
 (AMBAC Insurance &
 Credit Local de
 France SBPA)
 4.90%, 01/07/96               3,100          3,100
New York State Energy
 Research & Development
 Authority Electric Facilities
 Revenue Bonds (Long
 Island Lighting Co.
 Project) Series 1993A/
 (Toronto-Dominion Bank LOC)
 5.00%, 01/07/96               1,000          1,000

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
New York State Energy
 Research & Development
 Authority Pollution
 Control Refunding Revenue
 Bonds (Orange & Rockland
 Utilities, Inc. Project)
 Series 1994A/
 (FGIC Insurance &
 Societe Generale SBPA)
 4.90%, 01/07/96             $10,700       $ 10,700
New York State Energy
 Research & Development
 Authority Pollution Control
 Revenue Bonds (Central
 Hudson Gas & Electric
 Corp. Project) Series 1985A/
 (Morgan Guaranty Trust LOC)
 5.00%, 01/07/96               5,700          5,700
New York State Energy
 Research & Development
 Authority Pollution
 Control Revenue Refunding
 Bonds Series B/(Union Bank
 of Switzerland LOC)
 6.00%, 01/01/96               1,400          1,400
New York State Local
 Government Assistance
 Corp. Variable Rate
 Revenue Bonds Series
 1995G/(National
 Westminster Bank LOC)
 4.90%, 01/07/96              14,000         14,000
Triborough Bridge and
 Tunnel Authority, New York
 Special Obligation Bridge
 Revenue Bonds Series 1994/
 (FGIC Insurance &
 FGIC SPA)
 4.90%, 01/07/96              11,000         11,000
Yonkers, New York Industrial
 Development Authority
 Revenue Bonds
 Consumers Union Facility/
 (AMBAC Insurance &
 Credit Local de France SBPA)
 4.95%, 01/07/96               1,400          1,400
                                            -------
                                            113,115
                                            -------
NORTH CAROLINA--1.7%
Charlotte, North Carolina
 Airport Revenue Refunding
 Bonds Series 1993A/ (MBIA
 Insurance & Industrial
 Bank of Japan SBPA)
 5.15%, 01/07/96               6,400          6,400
Haywood County, North
 Carolina Industrial
 Development Facilities and
 Pollution Control
 Financing Authority
 Revenue Bonds (Solid
 Waste--Champion
 International Corp.)/
 (Bank Austria AG LOC)
 4.95%, 01/07/96               2,200          2,200

North Carolina Medical Care
 Community Hospital Revenue
 Bonds (Pooled Equipment
 Finance Project)/(MBIA
 Insurance &
 Banque Paribas SBPA)
 5.05%, 01/07/96              11,300         11,300
North Carolina Medical Care
 Community Hospital Revenue
 Bonds Adjustable
 Convertible Extendable
 Securities (Pooled
 Financial Project)/ (MBIA
 Insurance & Sakura Bank
 SPA)
 5.05%, 01/07/96               1,810          1,810
North Carolina Medical Care
 Community Hospital Revenue
 Pooled Finance
 Bonds/(Dai-Ichi
 Kangyo Bank LOC)
 5.90%, 01/07/96               5,800          5,800
Wake County, North Carolina
 Industrial Facility and
 Pollution Control
 Financing Authority
 Revenue Bonds (Carolina
 Power & Light)
 Series 1985B/
 (Sumitomo Bank LOC)
 5.50%, 01/07/96               2,900          2,900
Wake County, North Carolina
 Industrial Facility and
 Pollution Control
 Financing Authority
 Revenue Bonds (Carolina
 Power & Light)
 Series 1985C/
 (Sumitomo Bank LOC)
 5.50%, 01/07/96              29,400         29,400
                                             ------
                                             59,810
                                             ------
NORTH DAKOTA--0.2%
Mercer County, North Dakota
 National Rural Utility
 Pollution Control Revenue
 Bonds (Basin Electric
 Power Cooperative Antelope
 Project) Series 1984C/
 (N.R.U.--C.F.C. Guaranty)
 4.65%, 01/07/96               7,150          7,150
                                             ------
OHIO--1.0%
Columbus, Ohio Electric
 System Revenue Bonds
 Series 1984/(Dai-Ichi
 Kangyo Bank LOC)
 3.90%, 01/07/96               6,880          6,880

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Columbus, Ohio General
 Obligation Bonds Series
 1995-1/ (Westdeutsche
 Landesbank LOC)
 4.90%, 01/07/96             $ 6,000        $ 6,000
Dayton, Ohio Special
 Facilities Revenue
 Refunding Bonds (Emery Air
 Freight) Series 1993F/
 (ABN-AMRO Bank LOC)
 5.31%, 01/07/96               8,000          8,000
Ohio Air Quality
 Development Authority
 Revenue Bonds (JMG
 Funding, LP) Series 1994A/
 (Societe Generale LOC)
 5.00%, 01/07/96              12,000         12,000
Ohio Housing Finance Agency
 Multi Family Housing
 Revenue Bonds (Kenwood
 Congregate Retirement
 Community) Series
 1985/(Morgan Guaranty
 Trust LOC)
 3.90%, 01/07/96               2,000          2,000
                                             ------
                                             34,880
                                             ------
OKLAHOMA--0.0%
Tulsa, Oklahoma Industrial
 Development Authority
 Hospital Revenue Bonds
 (Hillcrest Medical Center)
 Series 1988/
 (Mitsubishi Bank LOC)
 5.00%, 01/07/96                 685            685
Tulsa, Oklahoma Industrial
 Development Authority
 Revenue Bonds
 (Thomas & Betts Project)
 Series 1991/ (Wachovia
 Bank LOC)
 5.25%, 01/07/96                 300            300
                                             ------
                                                985
                                             ------
OREGON--1.3%
Medford, Oregon Hospital
 Facility Authority (Rogue
 Valley Manor Project)
 Series 1985/
 (Banque Paribas LOC)
 5.20%, 01/07/96               7,700          7,700
Oregon State Economic
 Development Commission
 Economic and Industrial
 Development Revenue
 Bonds/(Wachovia Bank LOC)
 5.15%, 01/07/96               4,100          4,100
Oregon State General
 Obligation Notes Series
 1973F/ (Mitsubishi Bank
 LOC)
 5.15%, 01/07/96              11,185         11,185

Oregon State General
 Obligation Notes Series
 1973H/ (Bank of Tokyo LOC)
 5.25%, 01/07/96              18,100         18,100
Port of Portland, Oregon
 Industrial Development
 Revenue Bonds (Schnitzer
 Steel Project)/ (Comerica
 Bank LOC)
 5.30%, 01/07/96               5,000          5,000
                                             ------
                                             46,085
                                             ------
PENNSYLVANIA--1.4%
Montgomery County,
 Pennsylvania Industrial
 Development Authority
 Revenue Bonds (Seton
 Medical Supply Co. Project)/
 (Banque Paribas LOC)
 5.25%, 01/07/96               5,500          5,500
Pennsylvania Higher
 Education Assistance
 Agency Student Loan
 Revenue Bonds Series
 1995A/ (SLMA LOC)
 5.25%, 01/07/96              17,000         17,000
Sayre, Pennsylvania Health
 Care Facilities Authority
 (VHA Capital Finance
 Revenue) Series 1985B/
 (AMBAC Insurance & FNB
 Chicago SBPA)
 5.00%, 01/07/96               4,365          4,365
Sayre, Pennsylvania Health
 Care Facilities Authority
 (VHA Capital Finance
 Revenue) Series 1985F/
 (AMBAC Insurance & FNB
 Chicago SBPA)
 5.00%, 01/07/96               4,100          4,100
Sayre, Pennsylvania Health
 Care Facilities Authority
 (VHA Capital Finance
 Revenue) Series 1985J/
 (AMBAC Insurance & FNB
 Chicago SBPA)
 5.00%, 01/07/96               9,800          9,800
Washington County,
 Pennsylvania Authority
 Revenue Bonds Higher
 Education Pooled Equipment
 Lease/ (Sanwa Bank LOC)
 5.35%, 01/07/96               9,400          9,400
                                             ------
                                             50,165
                                             ------
RHODE ISLAND--0.1%
Rhode Island State Student
 Loan Authority Higher
 Education Revenue Bonds
 Series 1995-1/(National
 Westminster Bank LOC)
 5.30%, 01/07/96               2,000          2,000
                                             ------

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
SOUTH CAROLINA--0.4%
Greenville County, South
 Carolina Industrial
 Development Revenue Bonds
 (Quality Thermoforming
 Project)/ (South Carolina
 National Bank LOC)
 5.25%, 01/07/96              $1,200        $ 1,200
South Carolina Jobs
 Economic Development
 Authority Hospital
 Facilities Revenue Bonds
 (Baptist Health Care
 System)/ (Credit Local de
 France LOC)
 5.05%, 01/07/96               6,900          6,900
South Carolina Jobs
 Economic Development
 Authority Industrial
 Development Revenue Bonds
 (Ado Corp. Project)/(South
 Carolina National Bank
 LOC)
 5.25%, 01/07/96                 800            800
Spartanburg County, South
 Carolina Industrial
 Development Authority
 Revenue Bonds
 (Bemis, Inc.)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               4,750          4,750
                                             ------
                                             13,650
                                             ------
SOUTH DAKOTA--0.3%
Rapid City, South Dakota
 Industrial Development
 Revenue Corp. (Property
 Associates Project)/
 (Lloyds Bank LOC)
 5.15%, 01/07/96               6,025          6,025
South Dakota State Health &
 Educational Facilities
 Authority Revenue Bonds
 (McKenna Hospital)
 Series 1994/
 (MBIA Insurance &
 Banque Paribas SBPA)
 5.20%, 01/07/96               5,000          5,000
                                             ------
                                             11,025
                                             ------
TENNESSEE--0.2%
Metropolitan Nashville and
 Davidson County, Tennessee
 Health and Education
 Facility Board Revenue
 Bonds Series A/
 (FGIC Insurance &
 Barclays Bank LOC)
 5.00%, 01/07/96               1,300          1,300

Metropolitan Nashville and
 Davidson County, Tennessee
 Industrial Development
 Revenue Bonds
 (Multi-Family
 Housing--Western)/
 (Sumitomo Bank LOC)
 5.60%, 01/07/96               7,035          7,035
                                             ------
                                              8,335
                                             ------
TEXAS--7.9%
Amarillo, Texas Health
 Facilities Corp. Hospital
 Revenue Bonds (High Plains
 Baptist Hospital)
 Series 1985/
 (Banque Paribas LOC)
 5.20%, 01/07/96               9,300          9,300
Bexar County, Texas Health
 Facilities Development
 Corp. Revenue Bonds
 (Chandler Memorial Home
 Project) Series 1995/
 (Bank One LOC)
 5.20%, 01/07/96               5,170          5,170
Capital Industrial
 Development Corp., Texas
 Industrial Development
 Revenue Refunding Bonds
 (National Service
 Industries, Inc. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               3,950          3,950
Euless, Texas Industrial
 Development Authority
 Revenue Bonds (Ferguson
 Enterprises, Inc.)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               4,850          4,850
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1988A/ (AMBAC
 Insurance & Citibank SBPA)
 5.25%, 01/07/96              18,300         18,300
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1992A/ (SLMA LOC)
 5.10%, 01/07/96              16,000         16,000
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1993A/ (SLMA LOC)
 5.25%, 01/07/96              48,150         48,150
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1993B-1/ (SLMA LOC)
 5.25%, 01/07/96              11,000         11,000

SchwabFunds(R)                                                                14
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1995B/ (SLMA LOC)
 5.00%, 01/07/96             $30,000        $30,000
Hays, Texas Memorial Health
 Facilities Development
 Corp. Hospital Revenue
 Bonds AHS/Sunbelt (Central
 Texas Medical Center
 Project) Series 1990A/
 (Swiss Bank LOC)
 5.10%, 01/07/96               9,000          9,000
Hays, Texas Memorial Health
 Facilities Development
 Corp. Hospital Revenue
 Bonds AHS/Sunbelt (Central
 Texas Medical Center
 Project) Series 1990B/
 (Swiss Bank LOC)
 5.10%, 01/07/96              16,300         16,300
Lavaca-Navidad River
 Authority, Texas Water
 Supply System Contract
 Revenue Bonds (Formosa
 Plastics Corp. Project)/
 (Canadian Imperial Bank of
 Commerce LOC)
 5.30%, 01/07/96               9,900          9,900
Lower Neches Valley
 Authority, Texas
 Industrial Development
 Corp. Pollution Control
 Revenue Bonds (Mobil Corp.
 Neches River Treatment
 Project) Series 1994
 5.00%, 01/07/96              12,000         12,000
Midlothian, Texas
 Industrial Development
 Corp. Pollution Control
 Revenue Bonds (Box-Crow
 Co. Project)/(Union Bank
 of Switzerland LOC)
 5.80%, 01/07/96               1,400          1,400
Panhandle Plains, Texas
 Higher Education
 Authority, Inc. Student
 Loan Revenue Bonds Series
 1992A/ (SLMA LOC)
 5.20%, 01/07/96               2,300          2,300
Panhandle Plains, Texas
 Higher Education
 Authority, Inc. Student
 Loan Revenue Bonds Series
 1995A/ (SLMA LOC)
 5.20%, 01/07/96              10,400         10,400

Port Authority of Corpus
 Christi, Texas Nueces
 County Marine Terminal
 Revenue Bonds (Reynolds
 Metals Co.)/ (Barclays
 Bank LOC)
 5.25%, 01/07/96               3,100          3,100
Robertson County, Texas
 Industrial Development
 Corp. Variable Rate
 Revenue Bonds (Sanderson
 Farms Project) Series
 1995/ (Harris Trust &
 Savings Bank LOC)
 5.20%, 01/07/96               4,300          4,300
Texas Health Facilities
 Development Corp.
 Adjustable Convertible
 Extendable Securities
 Revenue Bonds (North Texas
 Pooled Health) Series
 1985B/ (Banque Paribas
 LOC)
 5.05%, 01/07/96              11,000         11,000
Texas Small Business
 Industrial Development
 Corp. Revenue Bonds
 (Texas Public
 Facility Capital Access)/
 (Multiple Credit
 Enhancements)
 5.20%, 01/07/96              41,795         41,795
Texas State Revenue
 Refunding Bonds (Veterans
 Housing Assistance Fund)
 Series 1995
 5.05%, 01/07/96              13,000         13,000
Trinity River Authority,
 Texas Pollution Control
 Revenue Bonds (Lafarge
 Corp. Project)/(Banque
 Nationale de Paris LOC)
 5.20%, 01/07/96               3,100          3,100
                                            -------
                                            284,315
                                            -------
VERMONT--0.1%
Vermont Education and
 Health Buildings Financing
 Agency Revenue Bonds (VHA
 New England) Series 1985G/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               4,240          4,240
                                            -------

SchwabFunds(R)                                                                15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
VIRGINIA--0.4%
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985A/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96              $  500         $  500
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985B/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96                 400            400
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985C/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96                 600            600
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985F/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96               5,600          5,600
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985G/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96               8,100          8,100
                                             ------
                                             15,200
                                             ------
WASHINGTON--1.0%
Snohomish County,
 Washington Public
 Utilities District #1
 Electric Revenue Bonds
 (Generation Systems)/
 (MBIA Insurance &
 Industrial Bank of Japan
 SBPA)
 5.15%, 01/07/96              20,000         20,000

Washington State Health
 Care Facilities Authority
 Revenue Refunding Bonds
 (Sisters of St. Joseph of
 Peace) Series 1993/ (MBIA
 Insurance & U.S. Bank of
 Washington SBPA)
 5.20%, 01/07/96              12,700         12,700
Washington State Housing
 Finance Commission Multi
 Family Mortgage Revenue
 Bonds (Canyon Lake) Series
 1993A/
 (U.S. Bank of
 Washington LOC)
 5.40%, 01/07/96               4,565          4,565
                                             ------
                                             37,265
                                             ------
WEST VIRGINIA--0.3%
West Virginia State
 Hospital Finance Authority
 Hospital Revenue Bonds
 (St. Joseph's Hospital
 Project) Series 1987/
 (Mitsubishi Bank LOC)
 5.20%, 01/07/96               2,200          2,200
West Virginia State
 Hospital Finance Authority
 Hospital Revenue
 Bonds (VHA
 Mid Atlantic States, Inc.)
 Series 1985H/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               8,600          8,600
                                             ------
                                             10,800
                                             ------
WISCONSIN--0.8%
Chilton, Wisconsin
 Industrial Development
 Revenue Refunding Bonds
 (Kaytee Products, Inc.
 Project) Series 1995/(Bank
 One Milwaukee LOC)
 5.35%, 01/07/96               1,865          1,865
Fairwater, Wisconsin
 Industrial Development
 Revenue Bonds (Dean Foods
 Co. Project) Series 1990/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               1,450          1,450
Lac Du Flambeau Band of
 Lake Superior Chippewa
 Indians, Wisconsin Special
 Obligation Bonds (Simpson
 Electric) Series 1985/
 (Barclays Bank LOC)
 5.25%, 01/07/96               6,300          6,300

SchwabFunds(R)                                                                16
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Milwaukee, Wisconsin
 Redevelopment Authority
 Industrial Development
 Revenue Bonds (Field
 Container Corp. LP) Series
 1994/
 (Northern Trust LOC)
 5.40%, 01/07/96             $ 5,000      $   5,000
Sheboygan, Wisconsin
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Wisconsin Power &
 Light Co.)
 5.25%, 01/07/96               1,000          1,000
Wisconsin State Health and
 Education Facilities
 Authority Revenue Bonds
 (Sinai Samaritan) Series
 1994A/(Marshall & Ilsley
 Bank LOC)
 5.20%, 01/07/96              13,755         13,755
                                          ---------
                                             29,370
                                          ---------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $2,072,441)                        2,072,441
                                          ---------
VARIABLE RATE TENDER
 OPTION BONDS--2.5%(a)
GEORGIA--0.6%
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bonds Series 1995B
 (Citi-157)/
 (Citibank Tender Option)
 5.25%, 01/07/96              16,000         16,000
Metropolitan Atlanta Rapid
 Transit Authority, Georgia
 Sales Tax Revenue
 Tender Option Bonds
 Series M (BT-69)/
 (AMBAC Insurance & Bankers
 Trust
 Tender Option)
 4.44%, 01/07/96               5,280          5,280
                                           --------
                                             21,280
                                           --------
NEVADA--0.7%
Nevada State General
 Obligation Tender Option
 Bonds (Colorado River
 Community) Series 1994
 (Citi-143)/
 (Citibank Tender Option)
 5.30%, 01/07/96              25,000         25,000
                                           --------
TEXAS--0.3%
Harris County, Texas Toll
 Road Sub-Lien Highway
 Tender Option Bonds
 (Citi-138)/
 (Citibank Tender Option)
 5.30%, 01/07/96               7,000          7,000

Harris County, Texas Toll
 Road Sub-Lien Highway
 Tender Option Bonds
 (Citi-139)/
 (Citibank Tender Option)
 5.30%, 01/07/96               5,000          5,000
                                             ------
                                             12,000
                                             ------
WASHINGTON--0.9%
King County, Washington
 Limited Tax General
 Obligation Water & Sewer
 Tender Option Bonds Series
 1994A (Citi-136)/
 (Citibank Tender Option)
 5.30%, 01/07/96              15,570         15,570
King County, Washington
 Limited Tax General
 Obligation Water & Sewer
 Tender Option Bonds Series
 1994A (Citi-137)/
 (Citibank Tender Option)
 5.30%, 01/07/96              10,000         10,000
Washington State Public
 Power Supply System
 Nuclear Project Number 2
 Revenue Tender Option
 Bonds Series 1990C
 (Citi-145)/
 (FGIC Insurance, Escrowed
 to Maturity with
 Government Securities &
 Citibank Tender Option)
 5.30%, 01/07/96               5,000          5,000
                                             ------
                                             30,570
                                             ------
TOTAL VARIABLE RATE TENDER OPTION
 BONDS (Cost $88,850)                        88,850
                                             ------
VARIABLE RATE TENDER
 OPTION BOND
 PARTNERSHIPS--3.9%(a)(c)
CONNECTICUT--0.2%
Connecticut State General
 Obligation General Purpose
 Public Improvement Tender
 Option Bond Partnership
 Series 1991A (BTP-151)/
 (Bankers Trust Tender
 Option)
 5.20%, 01/07/96               7,365          7,365
                                             ------
GEORGIA--0.4%
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1993B & 1993C
 (BTP-135)/(Bankers Trust
 Tender Option)
 5.20%, 01/07/96               3,865          3,865

SchwabFunds(R)                                                                17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1993B & 1993C
 (BTP-140)/(Bankers Trust
 Tender Option)
 5.20%, 01/07/96              $4,575        $ 4,575
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1994B (BTP-148)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96               7,100          7,100
                                             ------
                                             15,540
                                             ------
ILLINOIS--0.4%
Chicago, Illinois
 Metropolitan Water
 Reclamation District
 Greater Chicago General
 Obligation Tender Option
 Bond Partnership
 (Cook County) (BTP-71)/
 (Automated Data
 Processing, Inc. Tender
 Option)
 4.99%, 01/07/96               9,870          9,870
Chicago, Illinois School
 Finance Authority General
 Obligation School Finance
 Tender Option Bond
 Partnership (BTP-70)/
 (MBIA Insurance &
 Automated Data Processing,
 Inc. Tender Option)
 4.66%, 01/07/96               5,365          5,365
                                             ------
                                             15,235
                                             ------
MARYLAND--0.1%
Baltimore County, Maryland
 General Obligation
 Consolidated Public
 Improvement Tender Option
 Bond Partnership Series
 1991 (BTP-132)/
 (Bankers Trust
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.20%, 01/07/96               3,621          3,621
                                             ------
MINNESOTA--0.1%
Minnesota State Various
 Purpose Sports Health Club
 Tax Tender Option
 Bond Partnership
 (BTP-65)/(Automated Data
 Processing, Inc.
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 4.28%, 01/07/96               4,455          4,455
                                             ------

SOUTH CAROLINA--0.2%
South Carolina State
 Capital Improvement
 Revenue Refunding Tender
 Option Bond Partnership
 (BTP-147)/(Bankers Trust
 Tender Option)
 5.20%, 01/07/96               5,370          5,370
                                             ------
TEXAS--1.0%
Regents of the University
 of Texas Permanent
 University Fund Revenue
 Tender Option Bond
 Partnership Series 1992A
 (BTP-143)/ (Permanent
 University
 Fund Guaranty,
 Bankers Trust
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.20%, 01/07/96              10,685         10,685
Texas State General
 Obligation General Purpose
 Public Improvement Tender
 Option Bond Partnership
 Series 1993B/(BTP-116)
 (Bankers Trust Tender
 Option)
 4.69%, 01/07/96              10,170         10,170
Texas State Public Finance
 Authority General
 Obligation Tender Option
 Bond Partnership Series
 1994 (BTP-127)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96              14,980         14,980
                                             ------
                                             35,835
                                             ------
VIRGINIA--0.4%
Chesterfield County,
 Virginia General
 Obligation Public
 Improvement and Refunding
 Tender Option Bond
 Partnership Series 1991
 (BTP-136)/ (Bankers Trust
 Tender Option)
 5.20%, 01/07/96               6,025          6,025
Fairfax County, Virginia
 Public Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1991A (BTP-131)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96               7,146          7,146
                                             ------
                                             13,171
                                             ------

SchwabFunds(R)                                                                18
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
WASHINGTON--0.7%
King County, Washington
 Unlimited Tax General
 Obligation Tender Option
 Bond Partnership Series
 1993C (BTP-56)/ (Automated
 Data Processing, Inc.
 Tender Option)
 4.15%, 01/07/96              $6,365        $ 6,365
Washington State General
 Obligation Tender Option
 Bond Partnership Series
 1990 (BTP-152)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96               5,655          5,655
Washington State Public
 Power Supply System
 Nuclear Project Number 2
 Revenue Refunding Tender
 Option Bond Partnership
 Series 1990C (BTP-130)/
 (Bankers Trust Tender
 Option) 5.25%, 01/07/96       5,740          5,740
Washington State Public
 Power Supply System
 Nuclear Project Number 2
 Revenue Refunding Tender
 Option Bond Partnership
 Series 1993B (BTP-137)/
 (Bankers Trust Tender
 Option) 5.25%, 01/07/96       6,685          6,685
                                            -------
                                             24,445
                                            -------
WISCONSIN--0.4%
Wisconsin State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership
 (BTP-62)/(Automated Data
 Processing, Inc.
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 4.25%, 01/07/96               4,500          4,500
Wisconsin State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1992A (BTP-142)/
 (Bankers Trust
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.20%, 01/07/96               9,480          9,480
                                            -------
                                             13,980
                                            -------
TOTAL VARIABLE RATE TENDER OPTION
 BOND PARTNERSHIPS (Cost $139,017)          139,017
                                            -------
CERTIFICATES OF PARTICIPATION--2.1%(b)
CALIFORNIA--2.1%
San Jose, California
 Certificates of Participation
 (Convention Center Project)/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 09/01/96              72,315         75,662
                                             ------
TOTAL CERTIFICATES OF PARTICIPATION
 (Cost $75,662)                              75,662
                                             ------
GENERAL OBLIGATIONS--4.5%(b)
ALASKA--0.3%
Anchorage, Alaska Unlimited
 General Obligation Bonds
 Series 1986/
 (FGIC Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.72%, 06/01/96               8,600          8,924
Valdez, Alaska Unlimited
 General Obligation Bonds
 Series 1990/ (MBIA
 Insurance)
 3.70%, 01/01/97               1,000          1,028
                                             ------
                                              9,952
                                             ------
ARKANSAS--0.1%
Arkansas State Unlimited
 General Obligation Bonds
 (College Savings)
 3.32%, 06/01/96               1,975          1,977
                                             ------
CONNECTICUT--0.0%
Connecticut State General
 Obligation Bonds Series
 1992B
 5.20%, 05/15/96               1,000          1,004
                                             ------
DELAWARE--0.1%
Delaware State General
 Obligation
 Bonds Series 1994A
 3.47%, 03/01/96               2,240          2,243
Delaware State General
 Obligation Bonds Series B/
 (Escrowed to Maturity with
 Government Securities)
 3.65%, 07/01/96               3,000          3,108
                                             ------
                                              5,351
                                             ------
FLORIDA--0.2%
Dade County, Florida School
 District General
 Obligation Bonds/(MBIA
 Insurance)
 3.70%, 08/01/96               5,450          5,548
Florida State Board of
 Education Capital Outlay
 General Obligation Bonds
 3.65%, 06/01/96               2,000          2,012
                                             ------
                                              7,560
                                             ------

SchwabFunds(R)                                                                19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
GEORGIA--0.3%
Chatham County, Georgia
 School District Unlimited
 General Obligation Bonds
 Series 1995B/ (FGIC
 Insurance)
 3.65%, 08/01/96             $ 1,160        $ 1,170
Clayton County, Georgia
 School District Unlimited
 General Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.70%, 10/01/96               1,335          1,370
Gwinnett County, Georgia
 School District General
 Obligation Bonds Series
 1995A
 3.78%, 02/01/96               7,035          7,043
                                             ------
                                              9,583
                                             ------
HAWAII--0.1%
Honolulu, Hawaii City and
 County Refunding and
 Improvement General
 Obligation Bonds Series
 1993B
 3.65%, 10/01/96               2,000          2,004
                                             ------
ILLINOIS--0.0%
Du Page, Illinois Water
 Commission General
 Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.70%, 03/01/96               1,000          1,026
                                             ------
KANSAS--0.7%
Wichita, Kansas General
 Obligation Bonds Renewal
 and Improvement Temporary
 Notes Series 186
 3.65%, 02/29/96              24,600         24,614
                                             ------
MASSACHUSETTS--0.3%
Massachusetts State
 Dedicated Income Tax
 Unlimited Tax General
 Obligation Bonds Series
 1990A/ (FGIC Insurance)
 4.30%, 06/01/96               5,000          5,059
Massachusetts State General
 Obligation Bonds Series
 1986/
 (Escrowed to Maturity with
 Government Securities)
 3.72%, 10/01/96               3,170          3,310
Massachusetts State General
 Obligation Bonds Series
 1990A/ (MBIA Insurance)
 3.63%, 06/01/96               3,000          3,044
                                             ------
                                             11,413
                                             ------
MINNESOTA--0.6%
Minneapolis, Minnesota
 Special School District
 General Obligation Bonds
 3.73%, 02/01/96               5,500          5,506
Minnesota State General
 Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.89%, 08/01/96               9,500          9,668
Minnesota State General
 Obligation Bonds
 Series 1995
 3.70%, 08/01/96               5,400          5,455
Minnesota State Unlimited
 General Obligation Bonds
 Series 1993
 3.70%, 08/01/96               1,000          1,007
                                             ------
                                             21,636
                                             ------
NEW MEXICO--0.1%
Albuquerque, New Mexico
 Municipal School District
 Number 12 General
 Obligation Bonds
 3.60%, 08/01/96               1,700          1,705
New Mexico State Capital
 Projects General
 Obligation Bonds
 3.75%, 08/01/96               2,000          2,000
                                             ------
                                              3,705
                                             ------
OHIO--0.1%
Columbus, Ohio Limited Tax
 General Obligation Bonds
 Series 1993A
 3.40%, 07/01/96               4,945          4,951
                                             ------
SOUTH CAROLINA--0.2%
South Carolina State
 Capital Improvement
 General Obligation Bonds
 Series 1995B-1
 3.70%, 08/01/96               6,400          6,474
                                             ------
TENNESSEE--0.0%
Tennessee State General
 Obligation Bonds Series
 1995A
 4.25%, 03/01/96               1,000          1,001
                                             ------
TEXAS--0.3%
Amarillo, Texas Independent
 School District Unlimited
 General Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.72%, 08/01/96               1,000          1,027
Dallas County, Texas
 Hospital District
 Refunding General
 Obligation Bonds
 4.05%, 02/15/96               1,500          1,502

SchwabFunds(R)                                                                20
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Dallas, Texas Equipment
 Acquisition Contractual
 Obligation General
 Obligation Bonds
 3.73%, 02/15/96             $ 3,405        $ 3,407
Dallas, Texas Limited
 General Obligation Bonds
 Series 1995
 3.75%, 02/15/96               2,750          2,757
Houston, Texas General
 Obligation Bonds Series C
 3.73%, 04/01/96               1,430          1,436
Tarrant County, Texas
 Limited General Obligation
 Bonds
 3.68%, 07/15/96               1,000          1,029
                                             ------
                                             11,158
                                             ------
VIRGINIA--0.1%
Fairfax County, Virginia
 Unlimited General
 Obligation Bonds
 Series 1989A/
 (Escrowed to Maturity with
 Government Securities)
 3.50%, 06/01/96               1,000          1,028
Fairfax County, Virginia
 Unlimited General
 Obligation Bonds
 Series 1989B/
 (Escrowed to Maturity with
 Government Securities)
 3.75%, 11/01/96               1,320          1,359
                                             ------
                                              2,387
                                             ------
WASHINGTON--0.8%
Washington State
 General Obligation Bonds
 Series 1986D/
 (Escrowed to Maturity with
 Government Securities)
 3.85%, 09/01/96              13,200         13,554
Washington State
 General Obligation Bonds
 Series 1990A
 3.60%, 02/01/96               2,000          2,004
Washington State
 General Obligation Bonds
 Series R-1992-C
 3.70%, 09/01/96               1,850          1,863
Washington State
 Motor Vehicles Fuel Tax
 Series 1995B
 3.68%, 06/01/96               1,495          1,503
Washington State
 Motor Vehicles Fuel Tax
 Unlimited General
 Obligation Bonds
 Series 1986E/
 (Escrowed to Maturity with
 Government Securities)
 3.65%, 09/01/96               1,000          1,028

Washington State
 Unlimited General
 Obligation Bonds Series
 R-1994-A
 3.60%, 08/01/96               4,000          4,002
Washington State
 Unlimited General
 Obligation Bonds Series
 R-1996-B
 3.62%, 04/01/96               4,005          4,008
                                            -------
                                             27,962
                                            -------
WISCONSIN--0.2%
Milwaukee, Wisconsin
 Metropolitan Sewer
 District Unlimited Tax
 General Obligation Bonds
 Series 1987A
 3.70%, 09/01/96               1,000          1,011
Milwaukee, Wisconsin
 Public Improvement
 Unlimited General
 Obligation Bonds Series
 1995CA
 3.28%, 06/15/96               1,000          1,004
Wisconsin State
 General Obligation Bonds
 Series 1995A
 3.65%, 05/01/96               2,410          2,432
Wisconsin State
 Unlimited General
 Obligation Bonds Series
 1992
 3.70%, 05/01/96               3,000          3,012
                                            -------
                                              7,459
                                            -------
TOTAL GENERAL OBLIGATIONS
 (Cost $161,217)                            161,217
                                            -------
MANDATORY PUT BONDS--3.1%(b)
CALIFORNIA--0.5%
California Higher
 Educational
 Loan Authority, Inc.
 Student Loan Revenue Bonds
 Series 1992B/ (SLMA LOC)
 3.90%, 07/01/96               5,000          5,000
California Higher
 Educational
 Loan Authority, Inc.
 Student Loan Revenue Bonds
 Series 1995E-5/ (SLMA LOC)
 4.25%, 06/01/96              11,700         11,700
                                            -------
                                             16,700
                                            -------
FLORIDA--0.1%
Orange County, Florida
 Industrial Development
 Authority Revenue Bonds
 (General Accident
 Insurance Co.
 of America Project)
 4.28%, 06/01/96               3,500          3,500
                                            -------

SchwabFunds(R)                                                                21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
ILLINOIS--0.6%
Chicago, Illinois
 General Obligation Tender
 Notes
 3.65%, 05/01/96             $22,600        $22,600
                                             ------
INDIANA--0.2%
Indiana State Housing
 Finance Authority Single
 Family Mortgage Housing
 Revenue Bonds Series 1994C
 4.00%, 07/01/96               3,500          3,500
Indiana State Housing
 Finance Authority Single
 Family Mortgage Housing
 Revenue Bonds Series 1994D
 3.90%, 07/01/96               4,700          4,700
                                             ------
                                              8,200
                                             ------
KENTUCKY--0.1%
Calvert City, Kentucky
 Industrial Development
 Revenue Refunding Bonds
 (SKW Alloys, Inc. Lease
 Rent) Series 87/
 (Bayerische Vereinsbank
 LOC)
 4.00%, 04/01/96               2,220          2,220
                                             ------
OREGON--0.3%
Klamath Falls, Oregon
 Electric Revenue Bonds
 (Salt Caves Hydro
 Electric) Series 1986E/
 (Escrowed to Maturity with
 Government Securities)
 4.40%, 05/01/96              10,000         10,000
                                             ------
TEXAS--0.8%
Greater East Texas
 Higher Education Student
 Loan Authority Student
 Loan Revenue Bonds
 Series 1992B/ (SLMA LOC)
 3.90%, 07/01/96              14,000         14,000
Greater East Texas
 Higher Education Student
 Loan Authority Student
 Loan Revenue Bonds Series
 1993B-2/ (SLMA LOC)
 4.10%, 06/01/96               6,500          6,500
Greater East Texas
 Higher Education Student
 Loan Authority Student
 Loan Revenue Bonds Series
 1995B/ (SLMA LOC)
 3.90%, 07/01/96              10,000         10,000
                                             ------
                                             30,500
                                             ------

VIRGINIA--0.3%
Harrisonburg, Virginia
 Redevelopment and Housing
 Authority
 Multi Family Housing
 Revenue Bonds
 (Rolling Brook
 Village Apts.)
 Series 1985A/
 (Guardian Savings &
 Loan Assoc. LOC)
 5.10%, 02/01/96              10,000         10,000
                                            -------
WASHINGTON--0.2%
Washington State Housing
 Finance Committee
 Adjustable Single Family
 Mandatory Put Bonds Series
 1995-1A-S
 4.10%, 06/01/96               5,785          5,785
                                            -------
TOTAL MANDATORY PUT BONDS (Cost
 $109,505)                                  109,505
                                            -------
OPTIONAL PUT BONDS--2.3%(b)
IDAHO--0.3%
Custer County, Idaho
 Pollution Control
 Revenue Bonds
 (Amoco Project)
 Series 1983
 3.80%, 04/01/96              11,500         11,500
                                            -------
MISSOURI--1.7%
Missouri State
 Environmental
 Improvement and Energy
 Resources Authority
 Pollution Control
 Revenue Bonds
 (Union Electric Co.)
 Series 1985A/ (Swiss Bank
 LOC)
 4.00%, 06/01/96              31,000         31,000
Missouri State
 Environmental
 Improvement and Energy
 Resources Authority
 Pollution Control
 Revenue Bonds
 (Union Electric Co.)
 Series 1985B/
 (Union Bank of
 Switzerland LOC)
 4.00%, 06/01/96              28,500         28,500
                                            -------
                                             59,500
                                            -------
NEW HAMPSHIRE--0.1%
New Hampshire Higher
 Education and Health
 Facilities Authority
 Revenue Bonds (Dartmouth
 College) Series 1985A-G
 4.10%, 06/01/96               3,000          3,000
                                            -------

SchwabFunds(R)                                                                22
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
TEXAS--0.1%
Yoakum County, Texas
 Industrial Development
 Authority Pollution
 Control Revenue Bonds
 (Amoco Project)
 3.75%, 05/01/96             $ 5,265        $ 5,265
                                             ------
WYOMING--0.1%
Carbon County, Wyoming
 Pollution Control Revenue
 Bonds (Amoco Project)
 Series 1985
 3.75%, 05/01/96               4,800          4,800
                                             ------
TOTAL OPTIONAL PUT BONDS (Cost
 $84,065)                                    84,065
                                             ------
REVENUE ANTICIPATION NOTES--0.6%(b)
ILLINOIS--0.4%
Illinois State Revenue
 Anticipation Notes Series
 1995-April, 1996
 3.70%, 04/12/96              15,000         15,033
                                             ------
OHIO--0.1%
Cleveland, Ohio City
 School District Special
 Obligation Revenue
 Anticipation Notes/ (AMBAC
 Insurance)
 3.60%, 06/01/96               3,000          3,007
                                             ------
WISCONSIN--0.1%
Milwaukee, Wisconsin
 Revenue Anticipation
 Notes Series A
 4.20%, 02/22/96               5,000          5,009
                                             ------
TOTAL REVENUE ANTICIPATION NOTES
 (Cost $23,049)                              23,049
                                             ------
REVENUE BONDS--4.0%(b)
ALASKA--0.3%
Anchorage, Alaska Electric
 Utilities Revenue Bonds
 (Secondary Lien) Series
 1986A/ (MBIA Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.70%, 06/01/96               8,770          9,083
                                             ------
ARIZONA--0.5%
Arizona State
 Transportation
 Board Excise Tax Revenue
 Bonds (Maricopa County
 Regulatory Area) Series A/
 (AMBAC Insurance)
 3.80%, 07/01/96              12,910         12,953

Arizona State
 Transportation
 Board Excise Tax Revenue
 Bonds (Maricopa County
 Regulatory Area) Series B/
 (AMBAC Insurance)
 3.80%, 07/01/96               2,470          2,478
Arizona State University
 Revenue Bonds Series 1988/
 (AMBAC Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.80%, 07/01/96               1,795          1,860
                                             ------
                                             17,291
                                             ------
CALIFORNIA--0.2%
Los Angeles County,
 California Transportation
 Commission Sales Tax
 Revenue Refunding Bonds
 Series A/(Escrowed
 to Maturity with
 Government Securities)
 3.65%, 07/01/96               1,000          1,039
Southern California Public
 Power Authority
 Transmission Revenue Bonds
 (Southern Transmission
 Project)/ (Escrowed to
 Maturity with Government
 Securities)
 3.80%, 07/01/96               5,015          5,262
                                             ------
                                              6,301
                                             ------
FLORIDA--0.1%
Florida State Municipal
 Power Agency Revenue
 Refunding Bonds (St. Lucie
 Project)/ (Escrowed to
 Maturity with Government
 Securities)
 3.65%, 10/01/96               1,000          1,044
Jacksonville, Florida
 Electric Authority Revenue
 Bonds Series 1988-3A/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 10/01/96               2,030          2,118
                                             ------
                                              3,162
                                             ------
HAWAII--0.1%
Hawaii State Department
 of Budget and Finance
 Special Purpose Mortgage
 Revenue Bonds (Kapiolani
 Medical Center for
 Women and Children)/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 07/01/96               3,900          4,051
                                             ------

SchwabFunds(R)                                                                23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
ILLINOIS--0.2%
Chicago, Illinois
 Waterworks Revenue
 Refunding Bonds/ (Escrowed
 to Maturity with
 Government Securities)
 3.65%, 11/01/96              $1,000        $ 1,037
Illinois State Sales
 Tax Revenue Bonds
 Series 1986B/
 (Escrowed to Maturity with
 Government Securities)
 4.00%, 06/15/96               5,500          5,698
Illinois State Toll
 Highway Authority
 Priority Revenue Bonds/
 (Escrowed to Maturity with
 Government Securities)
 4.00%, 01/01/96               1,000          1,020
                                             ------
                                              7,755
                                             ------
INDIANA--0.1%
Purdue University,
 Indiana University Student
 Fee Revenue Bonds Series
 1993J
 3.65%, 07/01/96               4,800          4,812
                                             ------
KENTUCKY--0.3%
Kentucky State Turnpike
 Authority Economic
 Development Road Revenue
 Bonds Series 1986A/
 (Escrowed to Maturity with
 Government Securities)
 3.65%, 07/01/96               1,000          1,040
 3.70%, 07/01/96               1,350          1,402
 3.80%, 07/01/96               8,600          8,923
                                             ------
                                             11,365
                                             ------
MARYLAND--0.1%
Maryland Department
 of Transportation
 Consolidated
 Transportation Revenue
 Refunding Bonds Series
 1991
 3.80%, 09/01/96               1,200          1,215
Washington, Maryland
 Suburban Sanitation
 District (Maryland Sewer
 Disposal) Revenue Bonds
 3.65%, 06/01/96                 600            609
                                             ------
                                              1,824
                                             ------
MINNESOTA--0.1%
Southern Minnesota
 Municipal Power Agency
 Power Supply System
 Revenue Bonds/
 (MBIA Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.44%, 01/01/96               1,000          1,020

University of Minnesota
 Refunding Revenue Bonds
 Series A/
 (Escrowed to Maturity with
 Government Securities)
 3.50%, 02/01/96               3,925          4,017
                                              -----
                                              5,037
                                              -----
NEW MEXICO--0.2%
New Mexico State
 Severence Tax Revenue
 Bonds Series 1995B
 3.80%, 07/01/96               3,110          3,136
New Mexico State
 Severence Tax Revenue
 Refunding Bonds Series
 1992B (d)
 3.50%, 07/01/96               1,000          1,008
Santa Fe, New Mexico
 Single Family Mortgage
 Revenue Bonds (FNMA/GNMA
 Mortgage Backed Securities
 Project) Series 1995B/
 (FGIC Insurance)
 4.00%, 11/15/96               3,000          3,000
                                              -----
                                              7,144
                                              -----
NEW YORK--0.2%
Metropolitan Transportation
 Authority, New York
 Revenue Bonds Series
 1986F/(Escrowed
 to Maturity with
 Government Securities)
 3.70%, 07/01/96               8,445          8,799
                                              -----
NORTH DAKOTA--0.0%
Fargo, North Dakota
 Sales Tax Revenue
 Refunding Bonds/ (AMBAC
 Insurance)
 3.85%, 07/01/96                 710            714
                                              -----
PENNSYLVANIA--0.2%
Pennsylvania State Turnpike
 Commission Revenue Bonds
 Series 1986A/
 (Escrowed to Maturity with
 Government Securities)
 3.67%, 12/01/96               6,865          7,254
                                              -----
RHODE ISLAND--0.0%
Rhode Island Depositors
 Economic Protection Corp.
 Special Obligation Revenue
 Bonds Series A/
 (MBIA Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.90%, 08/01/96               1,400          1,454
                                              -----

SchwabFunds(R)                                                                24
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
SOUTH CAROLINA--0.1%
South Carolina State
 Public Service Authority
 Expansion Revenue
 Refunding Bonds/ (Escrowed
 to Maturity with
 Government Securities)
 3.80%, 07/01/96             $ 2,695        $ 2,829
                                             ------
TEXAS--1.2%
Harris County, Texas
 Hospital District Mortgage
 Revenue Bonds/ (Escrowed
 to Maturity with
 Government Securities)
 3.52%, 04/01/96              23,000         23,734
Houston, Texas
 Water & Sewer System
 Revenue Exchange Prior
 Lien Revenue Bonds
 Series 1986A/
 (Escrowed to Maturity with
 Government Securities)
 3.65%, 12/01/96                 300            315
San Antonio, Texas
 Electric & Gas Revenue
 Refunding Bonds
 Series 1986A/
 (Escrowed to Maturity with
 Government Securities)
 4.25%, 02/01/96               2,150          2,190
San Antonio, Texas
 Electric & Gas Revenue
 Refunding Bonds
 Series 1985B/
 (Escrowed to Maturity with
 Government Securities)
 3.70%, 02/01/96              10,000         10,198
San Antonio, Texas
 Electric & Gas Revenue
 Refunding Bonds
 Series 1991A
 4.25%, 02/01/96               3,000          3,004
Trinity River Authority,
 Texas Regional
 Wastewater System
 Revenue Refunding Bonds
 Series A/ (AMBAC
 Insurance)
 3.80%, 08/01/96               1,500          1,504
University of Texas
 Constitutional
 Appropriation Revenue
 Bonds Series 1995(d)
 3.50%, 08/15/96               1,115          1,118
                                             ------
                                             42,063
                                             ------
VIRGINIA--0.0%
Henrico County, Virginia
 Water & Sewer Revenue
 Refunding Bonds
 Series 1986/
 (Escrowed to Maturity with
 Government Securities)
 3.70%, 05/01/96               1,055          1,090
                                             ------

WASHINGTON--0.0%
Seattle, Washington
 Municipal Metropolitan
 Seattle Sewer Revenue
 Bonds Series 1988R2/
 (Escrowed to Maturity with
 Government Securities)
 3.70%, 01/01/96                 750            765
                                            -------
WISCONSIN--0.1%
Wisconsin State
 Clean Water Revenue Bonds
 Series 1991-1
 3.70%, 06/01/96               1,690          1,704
                                            -------
TOTAL REVENUE BONDS (Cost $144,497)
                                            144,497
                                            -------
TAX ANTICIPATION NOTES--0.8%(b)
NEW YORK--0.2%
New York City, New York
 Tax Anticipation Notes
 Series 1995-1996A
 3.60%, 02/15/96               4,500          4,505
South Huntington, New York
 Unified School District
 Tax Anticipation Notes
 Series 1995-1996
 3.64%, 06/28/96               3,850          3,861
                                            -------
                                              8,366
                                            -------
OREGON--0.4%
Lane County, Oregon Tax
 Anticipation Notes Series
 1995-1996
 3.88%, 06/28/96               3,500          3,510
Multnomah County, Oregon
 School District Number 1J
 Portland Tax Anticipation
 Notes
 3.65%, 05/30/96              10,500         10,546
                                            -------
                                             14,056
                                            -------
SOUTH CAROLINA--0.2%
Charleston County, South
 Carolina School District
 Tax Anticipation Notes
 Series 1995-1996
 3.75%, 04/15/96               8,300          8,317
                                            -------
TOTAL TAX ANTICIPATION NOTES (Cost
 $30,739)                                    30,739
                                            -------
TAX AND REVENUE ANTICIPATION NOTES--6.0%(b)
CALIFORNIA--3.6%
California School Cash
 Reserve Program Authority
 Pooled Tax and Revenue
 Anticipation Notes Series
 1995A/ (MBIA Insurance)
 3.75%, 07/03/96              56,500         56,774

SchwabFunds(R)                                                                25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Fullerton, California
 Joint Unified
 High School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-1996
 3.80%, 11/14/96             $ 3,725        $ 3,747
Kern County, California
 High School District
 Tax and Revenue
 Anticipation Notes Series
 1995-1996
 4.05%, 09/19/96              20,000         20,096
Los Angeles County,
 California Tax and Revenue
 Anticipation Notes Series
 1995-96/(Multiple Credit
 Enhancements)
 3.83%, 07/01/96               1,500          1,505
 3.68%, 07/01/96               1,200          1,204
Pleasanton, California
 Unified School District
 Tax and Revenue
 Anticipation Notes Series
 1995-1996
 4.00%, 07/05/96               4,030          4,045
San Francisco, California
 Unified School District
 Tax and Revenue
 Anticipation Notes Series
 1995-96
 3.89%, 07/25/96              10,000         10,033
San Joaquin County,
 California Tax and Revenue
 Anticipation Notes Series
 1995-1996
 3.97%, 10/15/96              30,000         30,121
                                            -------
                                            127,525
                                            -------
IOWA--0.7%
Iowa School Corp.
 Warrant Certificates
 Iowa School Cash
 Anticipation Program
 Series 1995A/(Capital
 Guaranty Insurance)
 3.85%, 06/28/96              25,000         25,106
                                            -------
TEXAS--1.4%
Texas State Tax and Revenue
 Anticipation Notes Series
 1995-1996A
 4.05%, 08/30/96              24,000         24,107
 3.95%, 08/30/96               8,190          8,232
 3.94%, 08/30/96               1,000          1,005
 3.90%, 08/30/96               3,000          3,016
 3.73%, 08/30/96              13,000         13,080
                                            -------
                                             49,440
                                            -------

WISCONSIN--0.3%
Kenosha, Wisconsin
 Tax and Revenue
 Anticipation Notes
 3.78%, 06/28/96               4,500          4,510
Wisconsin State Operating
 Tax and Revenue
 Anticipation Notes
 3.50%, 06/17/96               5,000          5,021
                                            -------
                                              9,531
                                            -------
TOTAL TAX AND REVENUE ANTICIPATION
 NOTES
 (Cost $211,602)                            211,602
                                            -------
TAX-EXEMPT COMMERCIAL PAPER--12.4%(b)
ARIZONA--1.5%
Maricopa County, Arizona
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Southern California
 Edison Co. Palo Verde
 Project) Series 1985B
 3.80%, 02/12/96               6,450          6,450
 3.85%, 02/26/96               5,000          5,000
Maricopa County, Arizona
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Southern California
 Edison Co. Palo Verde
 Project) Series 1985C
 3.85%, 02/08/96               6,250          6,250
 3.50%, 02/08/96               5,500          5,500
 3.80%, 02/12/96               3,100          3,100
 3.75%, 02/14/96               6,450          6,450
Maricopa County, Arizona
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Southern California
 Edison Co. Palo Verde
 Project) Series 1985G
 3.85%, 02/26/96               4,000          4,000
Salt River, Arizona
 Agricultural Improvement
 Program/(Multiple Credit
 Enhancements)
 3.75%, 01/12/96              15,200         15,200
                                            -------
                                             51,950
                                            -------
COLORADO--1.1%
Denver, Colorado City and
 County Airport System
 Revenue Bonds (Denver
 International Airport)
 Series 1990B/ (Sumitomo
 Bank LOC)
 4.05%, 02/15/96               7,520          7,520

SchwabFunds(R)                                                                26
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Denver, Colorado City and
 County Airport System
 Revenue Bonds (Denver
 International Airport)
 Series 1990C/ (Sumitomo
 Bank LOC)
 4.00%, 02/08/96             $15,000        $15,000
Platte River, Colorado
 Power Authority
 Adjustable Tender
 Electric Secondary
 Lien Bonds Series S-1/
 (Morgan Guaranty
 Trust LOC)
 3.75%, 02/07/96               1,800          1,800
 3.75%, 02/08/96              15,000         15,000
                                             ------
                                             39,320
                                             ------
GEORGIA--1.5%
Burke County, Georgia
 Development Authority
 Pollution Control
 Revenue Bonds
 (Oglethorpe Power
 Project) 1st Series 1989/
 (Credit Suisse LOC)
 3.85%, 02/08/96               4,300          4,300
 3.80%, 02/08/96               2,700          2,700
 3.45%, 02/08/96               1,400          1,400
 3.75%, 02/15/96               7,500          7,500
 3.75%, 02/26/96               2,000          2,000
 3.75%, 02/27/96              11,500         11,500
 3.70%, 02/27/96              22,700         22,700
                                             ------
                                             52,100
                                             ------
KANSAS--0.4%
Burlington, Kansas
 Pollution Control
 Revenue Refunding Bonds
 (Kansas City Power &
 Light) Series 1987A/
 (Toronto-Dominion Bank LOC)
 3.75%, 02/15/96              12,150         12,150
Burlington, Kansas
 Pollution Control
 Revenue Refunding Bonds
 (Kansas City Power &
 Light) Series 1987B/
 (Deutsche Bank LOC)
 3.80%, 02/07/96               2,200          2,200
                                             ------
                                             14,350
                                             ------
KENTUCKY--0.1%
Pendleton County, Kentucky
 Multiple County Lease
 Revenue Bonds (Kentucky
 Association of Counties
 Lease Program) Series
 1989/ (Commonwealth Bank
 of Australia LOC)
 3.70%, 02/08/96               2,300          2,300
                                             ------

LOUISIANA--2.0%
Louisiana State Adjustable
 Tender General Obligation
 Refunding Bonds Series
 1991A/(Credit Local de
 France & Fuji Bank LOC)
 3.85%, 02/08/96               4,275          4,275
 3.80%, 02/13/96               2,500          2,500
 3.75%, 02/14/96               4,745          4,745
 3.80%, 02/26/96              11,000         11,000
Louisiana State Pollution
 Control Revenue Refunding
 Bonds (St. James
 Parish/Texaco Project)
 Series 1988B
 3.65%, 02/09/96              48,900         48,900
Louisiana State Pollution
 Control Revenue Refunding
 Bonds (St. James
 Parish/Texaco Project)
 Series 1988C
 3.65%, 02/09/96               1,000          1,000
                                             ------
                                             72,420
                                             ------
MASSACHUSETTS--0.3%
Massachusetts Water
 Resource Authority
 Commercial Paper Series
 1995/(Morgan Guaranty
 Trust LOC)
 3.75%, 02/22/96               9,400          9,400
                                             ------
MICHIGAN--0.9%
Michigan State Building
 Authority Commercial Paper
 Notes Series 1/ (Canadian
 Imperial Bank of Commerce
 LOC)
 4.10%, 01/16/96              33,600         33,600
                                             ------
MINNESOTA--0.2%
Rochester, Minnesota
 Adjustable Tender Health
 Care Facility Revenue
 Bonds (Mayo Foundation/
 Mayo Medical Center)
 Series 1988E/
 (Credit Suisse SBPA)
 3.70%, 02/14/96               3,100          3,100
Rochester, Minnesota
 Adjustable Tender Health
 Care Facility Revenue
 Bonds (Mayo Foundation/
 Mayo Medical Center)
 Series 1992A
 3.75%, 02/15/96               3,000          3,000
Rochester, Minnesota
 Adjustable Tender Health
 Care Facility Revenue
 Bonds (Mayo Foundation/
 Mayo Medical Center)
 Series 1992C
 3.45%, 03/07/96               1,550          1,550
                                             ------
                                              7,650
                                             ------

SchwabFunds(R)                                                                27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
NEW YORK--0.1%
New York City, New York
 Municipal Water Finance
 Authority Tax-Exempt
 Commercial Paper/ (Credit
 Suisse LOC)
 3.75%, 02/08/96             $ 5,000        $ 5,000
                                             ------
NORTH CAROLINA--1.7%
North Carolina Eastern
 Municipal Power Agency
 Power System Revenue Bonds
 Series 1988B/ (Union Bank
 of Switzerland & Morgan
 Guaranty Trust LOC)
 3.70%, 02/07/96              20,500         20,500
 3.75%, 02/26/96               5,400          5,400
North Carolina Eastern
 Municipal Power Agency
 Tax-Exempt Commercial
 Paper/(Industrial Bank of
 Japan LOC)
 3.80%, 02/07/96              24,321         24,321
 3.60%, 02/08/96               9,824          9,824
 3.55%, 02/08/96               2,500          2,500
                                             ------
                                             62,545
                                             ------

TEXAS--2.6%
Lower Colorado River
 Authority Tax-Exempt
 Commercial Paper Series
 B/(Morgan Guaranty Trust
 Revolving Credit Agreement
 3.80%, 02/14/96              15,800         15,800
Texas Municipal Power
 Agency Commercial
 Paper/(Bank of America,
 Canadian Imperial Bank of
 Commerce & Morgan Guaranty
 Trust Revolving Credit
 Agreement)
 3.80%, 01/11/96              49,025         49,025
Texas State Tax-Exempt
 Commercial Paper Series
 1995
 3.35%, 08/12/96              30,000         30,000
                                         ----------
                                             94,825
                                         ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
 (Cost $445,460)                            445,460
                                         ----------
TOTAL INVESTMENTS--100.0%
 (Cost $3,586,104)                       $3,586,104
                                         ==========

              See accompanying Notes to Schedules of Investments.

SchwabFunds(R)                                                                28
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
VARIABLE RATE
 OBLIGATIONS--52.2%(a)
ABAG Finance Authority for
 Nonprofit Organizations
 Certificates of
 Participation
 (Lucile Salter Packard
 Project)/(AMBAC Insurance
 & Industrial
 Bank of Japan LOC)
 5.00%, 01/07/96             $ 4,000        $ 4,000
Alameda County, California
 Industrial Development
 Authority Industrial
 Revenue Bonds (Aitchison
 Family Project)
 Series 1993A/
 (Wells Fargo Bank LOC)
 5.45%, 01/07/96               2,920          2,920
Alameda County, California
 Industrial Development
 Authority Industrial
 Revenue Bonds (Scientific
 Technology Project) Series
 1994A/(Banque Nationale de
 Paris LOC)
 5.45%, 01/07/96               3,000          3,000
Anaheim, California
 Certificates of
 Participation (Anaheim
 Memorial Hospital Assoc.
 Project)/ (AMBAC Insurance
 & Industrial Bank of
 Japan SBPA)
 5.30%, 01/07/96              26,820         26,820
Anaheim, California
 Certificates of
 Participation (Police
 Facility Financing
 Project)/(AMBAC Insurance
 & Industrial
 Bank of Japan SBPA)
 5.25%, 01/07/96               1,550          1,550
Anaheim, California Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Heritage Village
 Apartments Project) Series
 1992A/(Multiple Credit
 Enhancements)
 4.70%, 01/07/96               3,385          3,385
Big Bear Lake, California
 Industrial Development
 Revenue Certificates of
 Participation (Southwest
 Gas Corp. Project) Series
 A/(Union Bank of
 Switzerland LOC)
 5.05%, 01/07/96              12,500         12,500
California Educational
 Facilities Authority
 Revenue Bonds
 (California Institute of
 Technology) Series 1994
 4.60%, 01/07/96              16,300         16,300
California Health
 Facilities Financing
 Authority
 Revenue Bonds
 (Adventist Health System--
 Sutter Health)
 Series 1991A/
 (Toronto-Dominion Bank LOC)
 4.85%, 01/07/96               1,000          1,000

California Health
 Facilities Financing
 Authority Revenue Bonds
 (Childrens Hospital
 Project) Series 1991/
 (MBIA Insurance &
 Swiss Bank SBPA)
 4.75%, 01/07/96               9,900          9,900
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Huntington Memorial
 Hospital) Series 1985/
 (Morgan Guaranty
 Trust LOC)
 4.90%, 01/07/96               9,600          9,600
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Kaiser Permanente
 Project) Series 1993A
 4.90%, 01/07/96               8,200          8,200
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Kaiser Permanente
 Project) Series 1993B
 4.90%, 01/07/96               1,600          1,600
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Saint Joseph's Hospital)
 Series 1985B
 5.90%, 01/01/96               1,000          1,000
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Scripps Memorial
 Hospital) Series 1985B/
 (MBIA Insurance &
 Morgan Guaranty
 Trust SBPA)
 4.95%, 01/07/96              15,120         15,120
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Scripps Memorial
 Hospital) Series 1991A/
 (MBIA Insurance &
 Morgan Guaranty
 Trust SBPA)
 4.95%, 01/07/96               1,100          1,100
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Scripps Memorial
 Hospital) Series 1991B/
 (MBIA Insurance &
 Swiss Bank SBPA)
 4.75%, 01/07/96              13,900         13,900

SchwabFunds(R)                                                                29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
California Health
 Facilities Financing
 Authority Revenue Bonds
 (St. Francis Hospital)
 Series 1995F/
 (MBIA Insurance &
 Rabobank Nederland N.V.
 SBPA)
 4.85%, 01/07/96             $30,000        $30,000
California Health
 Facilities Financing
 Authority Revenue Bonds
 Pooled Loan Program
 Series 1985B/
 (FGIC Insurance &
 FGIC SPA)
 4.95%, 01/07/96               2,000          2,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Burney Forest Products
 Project) Series
 1988A/(National
 Westminster Bank LOC)
 5.95%, 01/01/96               1,000          1,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Burney Forest Products
 Project) Series
 1989A/(National
 Westminster Bank LOC)
 5.95%, 01/01/96                 200            200
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Reynolds Metals Co.
 Project) Series 1985/
 (National Westminster Bank
 LOC)
 5.10%, 01/07/96               1,300          1,300
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southdown, Inc. Project)
 Series B/(Societe
 Generale LOC)
 4.20%, 01/08/96               3,900          3,900
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986A
 5.40%, 01/01/96               6,700          6,700
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986C
 5.40%, 01/01/96                 100            100
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986D
 5.40%, 01/01/96               1,300          1,300

California Pollution
 Control Financing
 Authority Resource
 Recovery Revenue Bonds
 (Sanger Project) Series
 1990A/ (Credit Suisse LOC)
 5.05%, 01/07/96               9,200          9,200
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Athens Disposal Company
 Project) Series 1995A/
 (Wells Fargo Bank LOC)
 5.20%, 01/07/96              10,000         10,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Burrtec Waste Industries
 Project) Series 1995A/
 (Union Bank LOC)
 5.25%, 01/07/96               4,000          4,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Colmac Energy Project)
 Series 1990A/ (Swiss Bank
 LOC)
 5.05%, 01/07/96              12,900         12,900
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Colmac Energy Project)
 Series 1990B/ (Swiss Bank
 LOC)
 5.05%, 01/07/96               8,900          8,900
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Colmac Energy Project)
 Series 1990C/ (Swiss Bank
 LOC)
 5.05%, 01/07/96              10,000         10,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Contra Costa Services)
 Series 1995A/ (Bank of
 America LOC)
 5.15%, 01/07/96               4,500          4,500
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Shell Oil Co. Martinez
 Project) Series 1994A
 6.05%, 01/01/96               1,000          1,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Taormina Industries
 Project) Series
 1994B/(Sanwa
 Bank LOC)
 5.40%, 01/07/96              11,000         11,000

SchwabFunds(R)                                                                30
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
California Statewide
 Community Development
 Authority Apartment
 Development Revenue Bonds
 Series 1995-A3/ (FNMA LOC)
 4.90%, 01/07/96             $10,000        $10,000
California Statewide
 Community Development
 Authority Hospital Revenue
 Bonds Certificates of
 Participation (Sutter
 Health Obligation Group)/
 (AMBAC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.90%, 01/01/96               1,100          1,100
California Statewide
 Community Development
 Authority Revenue
 Bonds Certificates of
 Participation (Kaiser
 Foundation Hospitals)
 4.90%, 01/07/96              10,000         10,000
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (13th I
 Associates Project)/
 (Union Bank LOC)
 5.30%, 01/07/96               5,540          5,540
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (ARM Inc. Project)
 Series 1994A/
 (Bank of Tokyo LOC)
 5.35%, 01/07/96                 675            675
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Aerostar
 Properties Project)/
 (Union Bank LOC)
 5.40%, 01/07/96               5,095          5,095
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Agricultural Products
 Inc. Project)/ (Union Bank
 LOC)
 5.55%, 01/07/96               1,440          1,440
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Development Industries)
 Series 1994A/ (Bank of
 Tokyo LOC)
 5.35%, 01/07/96               1,640          1,640

California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Industrial Dynamics Co.
 Project)/ (Union Bank LOC)
 5.55%, 01/07/96               5,190          5,190
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Lorber Industries
 of California Project)/
 (Union Bank LOC)
 5.55%, 01/07/96               1,050          1,050
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Pacific
 Handy Cutter
 Products Project)/
 (Union Bank LOC)
 5.55%, 01/07/96               1,210          1,210
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Pacific Scientific
 Project) Series 1989/
 (Bank of California LOC)
 5.25%, 01/07/96               5,125          5,125
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Packaging
 Innovation Project)
 Series 1994A/
 (Bank of Tokyo LOC)
 5.35%, 01/07/96               2,440          2,440
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (The Diamond
 Foods Project)
 Series 1991/
 (Union Bank LOC)
 5.55%, 01/07/96               1,465          1,465
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Z-Nix Co., Inc.
 Project)/(Union Bank LOC)
 5.55%, 01/07/96                 920            920
California Statewide
 Community Development
 Corp. Revenue
 Bonds (ORA
 Real Estate Project)
 Series 1995D/
 (Union Bank LOC)
 5.35%, 01/07/96               3,000          3,000

SchwabFunds(R)                                                                31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Carlsbad, California Multi
 Family Housing Revenue
 Refunding Bonds
 Certificates of
 Participation (La Costa
 Apartment Project) Series
 1993A/ (Bank of America
 LOC)
 4.80%, 01/07/96             $ 4,920        $ 4,920
Concord, California Multi
 Family Housing Mortgage
 Revenue Bonds (Bel Air
 Apartments Project)
 Series 1986A/
 (Bank of America LOC)
 5.00%, 01/07/96               3,000          3,000
Contra Costa, California
 Multi Family Housing
 Mortgage Revenue Bonds (El
 Cerrito Project) Series A/
 (Bank of America LOC)
 5.00%, 01/07/96                 980            980
Contra Costa, California
 Transportation Authority
 Sales Tax Revenue Bonds
 Series 1993A/
 (FGIC Insurance &
 FGIC SPA)
 4.90%, 01/07/96              30,300         30,300
Duarte, California
 Redevelopment Agency
 Certificates of
 Participation (Johnson
 Duarte Partners Project)
 Series 1984B/ (Bank of
 America LOC)
 4.90%, 01/07/96               1,600          1,600
Duarte, California
 Redevelopment Agency
 Certificates of
 Participation (Piken
 Duarte Partners Project)
 Series 1984A/ (Bank of
 America LOC)
 4.90%, 01/07/96               4,250          4,250
Emeryville, California
 Redevelopment Agency Multi
 Family Housing Revenue
 Bonds (Emery Bay
 Apartments II Project)
 Series 1991A/
 (Bank of America LOC)
 4.90%, 01/07/96               6,000          6,000
Encinitas, California Multi
 Family Housing Revenue
 Refunding Bonds
 (Torrey Pines Project)
 Series A/
 (Bank of America LOC)
 4.80%, 01/07/96               8,100          8,100
Foothill Eastern
 Transportation Corridor
 Agency, California Toll
 Road Revenue Bonds
 Series 1995D/
 (Industrial Bank of
 Japan LOC)
 5.00%, 01/07/96               1,000          1,000

Fremont, California Multi
 Family Housing Revenue
 Refunding Certificates of
 Participation (Amber Court
 Apartments Project)
 Series 1990A/
 (Bank of Tokyo LOC)
 5.30%, 01/07/96              10,380         10,380
Fresno, California Multi
 Family Mortgage Revenue
 Bonds (Oak Cornelia
 Apartments Project) Series
 1985A/(First Interstate
 Bank of California LOC)
 5.10%, 01/07/96              25,265         25,265
Glenn, California
 Industrial Development
 Authority Revenue Bonds
 (Land 'O Lakes Project)/
 (Sanwa Bank LOC)
 5.60%, 01/07/96               1,900          1,900
Grand Terrace, California
 Community Redevelopment
 Agency Multi Family
 Housing Revenue Bonds
 (Mount Vernon Villas
 Project) Series 1985A/
 (Industrial Bank of
 Japan LOC)
 5.20%, 01/07/96               1,865          1,865
Irvine Ranch, California
 Water District
 Consolidated District
 Numbers 102,103,105,106
 Revenue Refunding Bonds/
 (Commerzbank AG LOC)
 5.90%, 01/01/96               4,300          4,300
Irvine Ranch, California
 Water District
 Consolidated District
 Numbers 105,250,290
 Revenue Refunding Bonds
 Series 1991/(National
 Westminster Bank LOC)
 5.90%, 01/01/96               1,200          1,200
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985A-2/ (Sumitomo Bank
 LOC)
 5.90%, 01/01/96                 100            100
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985A-3/ (Sumitomo Bank
 LOC)
 5.90%, 01/01/96               1,400          1,400
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985B-1/ (Sumitomo Bank
 LOC)
 6.10%, 01/01/96                 100            100

SchwabFunds(R)                                                                32
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding
 Bonds Series 1993A/
 (Bank of America LOC)
 6.00%, 01/01/96              $1,200         $1,200
Irvine, California
 Improvement Bond Act 1915
 Revenue Bonds (Special
 Assessment District
 No. 94-15)/(Dai-Ichi
 Kangyo Bank LOC)
 5.90%, 01/01/96                 500            500
Kern County, California
 Certificates of
 Participation (Kern Public
 Facilities Project)
 Series A/
 (Sanwa Bank LOC)
 4.85%, 01/07/96                 200            200
Lancaster, California
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Woodcreek Garden
 Apartments Project) Series
 1985J/ (Bank of Tokyo LOC)
 5.10%, 01/07/96               8,400          8,400
Livermore, California Multi
 Family Housing Revenue
 Refunding Bonds (Arbors
 Apartment Project)
 Series 1991A/
 (Bank of Tokyo LOC)
 5.30%, 01/07/96               9,255          9,255
Livermore, California Multi
 Family Housing Revenue
 Refunding Bonds
 (Diablo Vista
 Apartments Project)
 Series 1990A/
 (Union Bank LOC)
 5.30%, 01/07/96               6,950          6,950
Los Angeles County,
 California Certificates of
 Participation Adjustable
 Convertible Extendable
 Securities (Los Angeles
 County Museum of
 Art Project)
 Series 1985A/
 (Bank of America LOC)
 4.85%, 01/07/96               3,800          3,800
Los Angeles County,
 California Certificates of
 Participation Adjustable
 Convertible Extendable
 Securities (Los Angeles
 County Museum of
 Art Project)
 Series 1985B/
 (Bank of America LOC)
 4.85%, 01/07/96               3,500          3,500

Los Angeles County,
 California Metropolitan
 Transportation Authority
 General Revenue Bonds
 (Union Station Project)
 Series 1985A/
 (FSA Insurance &
 Societe Generale SBPA)
 4.75%, 01/07/96              33,100         33,100
Los Angeles County,
 California Multi Family
 Mortgage Revenue Refunding
 Bonds (Casden Community
 Complex) Series 1991C/
 (FHLB LOC)
 4.80%, 01/07/96               3,200          3,200
Los Angeles County,
 California Multi Family
 Mortgage Revenue Refunding
 Bonds (Valencia Village
 Project) Series 1984C/
 (Industrial Bank of Japan
 LOC)
 5.35%, 01/07/96                 900            900
Los Angeles County,
 California Transportation
 Commission Sales Tax
 Revenue Refunding Bonds
 Series 1992A/
 (FGIC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.10%, 01/07/96               9,700          9,700
Los Angeles, California
 Community Redevelopment
 Agency Certificates of
 Participation (Baldwin
 Hills Public Parking
 Project) Series B/
 (Wells Fargo Bank LOC)
 4.85%, 01/07/96              10,700         10,700
Los Angeles, California
 Community Redevelopment
 Agency Certificates of
 Participation (Broadway
 Springs Center Project)
 Series 1987/
 (Bank of America LOC)
 4.90%, 01/07/96              10,900         10,900
Los Angeles, California
 Multi Family Housing
 Revenue Bonds (Poinsettia
 Apartments Project)
 Series 1989A/
 (Dai-Ichi Kangyo
 Bank LOC)
 5.35%, 01/07/96               9,600          9,600
Marin County, California
 Housing Authority
 Multi Family Housing
 Revenue Bonds
 (Crest Marin II
 Apartments Project)
 Series 1989A/
 (Dai-Ichi Kangyo
 Bank LOC)
 5.45%, 01/07/96               7,200          7,200

SchwabFunds(R)                                                                33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Modesto, California
 High School District and
 Modesto City School
 District Certificates of
 Participation (Capital
 Facilities Project)
 Series 1991/
 (Mitsubishi Bank LOC)
 5.00%, 01/07/96              $3,700         $3,700
Monterey County, California
 Financing Authority
 Revenue Bonds (Reclamation
 & Distribution Projects)/
 (Dai-Ichi Kangyo
 Bank LOC)
 5.30%, 01/07/96               5,000          5,000
Moorpark, California Multi
 Family Housing Revenue
 Refunding Bonds (Le Club
 Apartments Project) Series
 A/(Citibank LOC)
 4.80%, 01/07/96               6,000          6,000
Oakland, California
 Economic Development
 Revenue Refunding Bonds
 (Leamington Hotel Project)
 Series 1994A/ (First
 Interstate Bank of
 California LOC)
 4.90%, 01/07/96               4,250          4,250
Oakland, California Health
 Facilities Revenue Bonds
 Certificates of
 Participation (Children's
 Hospital Project) Series
 1988A/ (Banque Nationale
 de Paris LOC)
 4.95%, 01/07/96               3,300          3,300
Ontario, California
 Redevelopment Agency Multi
 Family Housing Revenue
 Refunding Bonds
 Series 1991A/
 (FHLB LOC)
 4.80%, 01/07/96               4,492          4,492
Orange County, California
 Apartment Development
 Revenue Refunding Bonds
 (Jess L. Frost Project)
 Series 1985B/
 (Wells Fargo Bank LOC)
 5.40%, 01/07/96               8,200          8,200
Orange County, California
 Certificates of
 Participation (Florence
 Crittenton Services
 Project) Series 1990/
 (Swiss Bank LOC)
 5.00%, 01/07/96               6,900          6,900

Orange County, California
 Municipal Water District
 Water Facilities Corp.
 Certificates of
 Participation/
 (Barclays Bank &
 National Westminster
 Bank LOC)
 5.20%, 01/07/96              31,225         31,225
Orange County, California
 Various Sanitation
 Districts Certificates of
 Participation (Capital
 Improvement Programs)
 Series 1990-92C/
 (FGIC Insurance &
 FGIC SPA)
 6.00%, 01/01/96               7,800          7,800
Orange County, California
 Various Sanitation
 Districts Certificates of
 Participation Series
 1990-92A/
 (National Westminster
 Bank LOC)
 5.90%, 01/01/96              12,500         12,500
Orange County, California
 Water District
 Certificates of
 Participation Sanitation
 Districts #1,2,3/
 (AMBAC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.05%, 01/07/96              11,600         11,600
Panama Buena Vista,
 California Unified School
 District Certificates of
 Participation (1994
 Capital Improvement
 Financing Project)/(Bank
 of California LOC)
 5.45%, 01/07/96               4,000          4,000
Riverside County,
 California Certificates of
 Participation (Riverside
 County Public
 Facility Project)
 Series 1985A/
 (Sanwa Bank LOC)
 4.80%, 01/07/96               8,800          8,800
Riverside County,
 California Certificates of
 Participation (Riverside
 County Public
 Facility Project)
 Series 1985B/
 (Sanwa Bank LOC)
 5.00%, 01/07/96                 100            100
Riverside County,
 California Certificates of
 Participation (Riverside
 County Public
 Facility Project)
 Series 1985C/
 (Sanwa Bank LOC)
 5.00%, 01/07/96               5,600          5,600

SchwabFunds(R)                                                                34
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Riverside County,
 California Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Briarwood Apartment
 Project) Series 1985C/
 (FHLB LOC)
 5.15%, 01/07/96             $ 4,500        $ 4,500
Riverside County,
 California
 Industrial Development
 Authority Revenue Bonds
 (Cryogenic Project) Series
 1989B-1/ (Rabobank
 Nederland N.V. LOC)
 5.05%, 01/07/96               4,100          4,100
Sacramento County,
 California Certificates of
 Participation
 (Administration
 Center & Court House
 Project)/(Union Bank of
 Switzerland LOC)
 4.75%, 01/07/96              28,200         28,200
Salinas, California
 Apartment Development
 Multi Family Housing
 Revenue Bonds (Mariner
 Villa Project)
 Series 1985B/
 (Bank of America LOC)
 4.80%, 01/07/96               2,725          2,725
San Bernardino County,
 California Certificates of
 Participation (Glen Helen
 Blockbuster Project)
 Series 1994C/
 (Mitsubishi Bank LOC)
 5.50%, 01/07/96               7,255          7,255
San Bernardino County,
 California Multi Family
 Housing Revenue Bonds
 (Western Properties
 Project IV) Series 1985/
 (Bank of America LOC)
 4.55%, 01/07/96               1,100          1,100
San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Fillmore Center Project)
 Series A-1/ (Citibank LOC)
 5.30%, 01/07/96              26,500         26,500
San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Fillmore Center Project)
 Series A-2/ (Citibank LOC)
 5.30%, 01/07/96               3,750          3,750
San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Fillmore Center Project)
 Series B-2/
 (Bank of Nova Scotia LOC)
 5.15%, 01/07/96              13,100         13,100

San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue
 Bonds (Rincon
 Center Apartments)
 Series 1985B/
 (Citibank LOC)
 5.30%, 01/07/96               5,705          5,705
San Francisco, California
 Housing Authority Multi
 Family Housing Revenue
 Bonds (737 Post Project)
 Series 1985D/
 (Banque Nationale de
 Paris LOC)
 4.95%, 01/07/96              16,800         16,800
San Jose/Santa Clara,
 California Water Financing
 Authority Sewer Revenue
 Bonds Series B/
 (AMBAC Insurance &
 Bank of Nova Scotia LOC)
 4.75%, 01/07/96               7,600          7,600
San Mateo County,
 California Certificates of
 Participation (Capital
 Projects) Series 1985B/
 (Swiss Bank LOC)
 4.75%, 01/07/96               3,145          3,145
Santa Clara County,
 California El Camino
 Hospital District Hospital
 Facility Authority Revenue
 Bonds (Valley Medical
 Center Project) Series
 1985A/(National
 Westminster Bank LOC)
 4.85%, 01/07/96               7,900          7,900
Santa Clara County,
 California El Camino
 Hospital District Hospital
 Facility Authority Revenue
 Bonds (Valley Medical
 Center Project) Series
 1985B/(National
 Westminster Bank LOC)
 4.85%, 01/07/96               8,100          8,100
Santa Clara, California
 Electric Revenue Bonds
 Series 1985A/(National
 Westminster Bank LOC)
 4.90%, 01/07/96              13,300         13,300
Santa Clara, California
 Electric Revenue Bonds
 Series 1985B/(National
 Westminster Bank LOC)
 4.90%, 01/07/96              12,100         12,100
Santa Clara, California
 Electric Revenue Bonds
 Series 1985C/(National
 Westminster Bank LOC)
 4.90%, 01/07/96               8,800          8,800

SchwabFunds(R)                                                                35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Santa Cruz County,
 California Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Paloma del Mar Apartments
 Project) Series 1992A/
 (Bank of Tokyo LOC)
 5.20%, 01/07/96             $ 7,700        $ 7,700
Simi Valley, California
 Multi Family Housing
 Certificates of
 Participation
 (Lincoln Wood
 Ranch Project)/ (Sumitomo
 Bank LOC)
 5.30%, 01/07/96               5,600          5,600
South San Francisco,
 California Multi Family
 Revenue Bonds
 (Magnolia Plaza Apartments
 Project) Series A/
 (Wells Fargo Bank LOC)
 5.35%, 01/07/96               4,500          4,500
Southern California Public
 Power Authority
 Transmission Revenue Bonds
 (Southern Transmission
 Project) Series 1991/
 (AMBAC Insurance &
 Swiss Bank SBPA)
 4.75%, 01/07/96              21,000         21,000
Vallejo, California
 Commercial Development
 Revenue Bonds
 (Vallejo Center
 Association Project)
 Series 1994A/
 (Bank of Tokyo LOC)
 5.35%, 01/07/96                 900            900
Victor, California
 Elementary School District
 Certificates of
 Participation
 (School Construction
 Financing
 Project)/(National
 Westminster Bank LOC)
 5.30%, 01/07/96               4,000          4,000
Visalia, California
 Public Building Authority
 Certificates of
 Participation
 (Convention Center
 Expansion
 Project) Series 1991/
 (Bank of California LOC)
 5.35%, 01/07/96               1,000          1,000
                                            -------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $874,397)                            874,397
                                            -------

VARIABLE RATE TENDER
 OPTION BONDS--0.2%(A)
Southern California Rapid
 Transit District,
 California Certificates of
 Participation Short Mode
 Tender Option
 Bonds (BT-9)/
 (MBIA Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               4,200          4,200
                                             ------
TOTAL VARIABLE RATE TENDER
 OPTION BONDS (Cost $4,200)                   4,200
                                             ------
VARIABLE RATE TENDER
 OPTION BOND PARTNERSHIPS--5.4%(a)(c)
California State
 Department of
 Water Resources Revenue
 Bonds (Central Valley
 Project) Series J3
 Tender Option Bond
 Partnership (BTP-141)/
 (Bankers Trust
 Tender Option)
 5.15%, 01/07/96               5,155          5,155
California State Revenue
 Anticipation Warrants
 Series 1994C Tender
 Option Bond Partnership
 (BTP-150)/(Multiple
 Credit Enhancements &
 Bankers Trust
 Tender Option)
 5.30%, 01/07/96              10,000         10,000
California State Revenue
 Anticipation Warrants
 Series C Tender Option
 Bond Partnership
 (BTP-96)/(Multiple
 Credit Enhancements &
 Bankers Trust
 Tender Option)
 5.30%, 01/07/96              18,465         18,465
Los Angeles County,
 California Transportation
 Commission Sales Tax
 Revenue Tender Option
 Bond Partnership
 (BTP-146)/(Bankers
 Trust Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.15%, 01/07/96              23,078         23,078
Los Angeles, California
 Department of Water &
 Power Electric Plant
 Revenue Refunding Bonds
 Series 1994 Tender Option
 Bond Partnership
 (BTP-68)/(Automatic
 Data Processing, Inc.
 Tender Option)
 4.37%, 01/07/96               5,195          5,195

SchwabFunds(R)                                                                36
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Metropolitan Water District
 of Southern California
 Waterworks General
 Obligation Revenue
 Refunding Bonds Series
 1993A1 and
 1993A2 Tender Option
 Bond Partnership
 (BTP-115)/
 (Bankers Trust
 Tender Option)
 5.15%, 01/07/96             $10,145        $10,145
San Diego County,
 California Regional
 Transportation Commission
 Sales Tax Tender Option
 Bonds Partnership
 (BTP-135)/
 (FGIC Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               2,000          2,000
Southern California Public
 Power Authority Power
 Project Class A
 Tender Option
 Bond Partnership (BTP-90)/
 (MBIA Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               8,290          8,290
Southern California Rapid
 Transit District
 Certificates of
 Participation (Workers
 Compensation Funding
 Program) Tender Option
 Bond Partnership
 (BTP-163)/
 (MBIA Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               8,710          8,710
                                             ------
TOTAL VARIABLE RATE TENDER OPTION
 BOND PARTNERSHIPS
 (Cost $91,038)                              91,038
                                             ------
CERTIFICATES OF PARTICIPATION--2.0%(b)
Desert Sands, California
 Unified School District
 Certificates of
 Participation (Measure O
 Project) Series B/
 (Escrowed to Maturity with
 Government Securities)
 2.60%, 03/01/96              10,000         10,257
San Jose, California
 Certificates of
 Participation
 (Convention Center Project)/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 09/01/96              12,500         13,080

San Mateo, California
 Redevelopment Agency
 Certificates of
 Participation Revenue
 Refunding Bonds (Bridge
 and Water
 Pumping Station)/
 (Escrowed to Maturity with
 Government Securities)
 3.67%, 08/01/96               9,305          9,721
                                             ------
TOTAL CERTIFICATES OF PARTICIPATION
 (Cost $33,058)                              33,058
                                             ------
REVENUE ANTICIPATION WARRANTS--2.2%(b)
California State Revenue
 Anticipation Warrants
 Series C/(FGIC Insurance)
 4.61%, 04/25/96              35,900         36,099
                                             ------
TOTAL REVENUE ANTICIPATION WARRANTS
 (Cost $36,099)                              36,099
                                             ------
REVENUE BONDS--0.3%(b)
Santa Clara Valley Water
 District, California
 Revenue Refunding Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.55%, 06/01/96               1,000          1,009
Southern California Public
 Power Authority Revenue
 Bonds (Southern California
 Public Power
 Transmission Project)/
 (Escrowed to Maturity with
 Government Securities)
 3.50%, 07/01/96               3,575          3,756
                                             ------
TOTAL REVENUE BONDS
 (Cost $4,765)                                4,765
                                             ------
SPECIAL TAX BONDS--0.1%(b)
South Poway, California
 Community Facility
 District No. 1 Special Tax
 (Pomerado Business Park)
 Series 1985A/
 (Escrowed to Maturity with
 Government Securities)
 3.80%, 03/02/96               1,000          1,039
                                             ------
TOTAL SPECIAL TAX BONDS
 (Cost $1,039)                                1,039
                                             ------

SchwabFunds(R)                                                                37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
TAX AND REVENUE
 ANTICIPATION
 NOTES--17.3%(b)
Berkeley, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-1996
 3.95%, 07/17/96             $10,500        $10,543
California School Cash
 Reserve Program Authority
 Pooled Tax and Revenue
 Anticipation Notes
 Series 1995A/
 (MBIA Insurance)
 3.95%, 07/03/96               2,800          2,811
 3.86%, 07/03/96              25,000         25,102
 3.85%, 07/03/96                 225            226
 3.75%, 07/03/96              40,000         40,194
Desert Sands, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/05/96              10,000         10,024
East Side Unified High
 School District
 Santa Clara County
 California Tax and Revenue
 Anticipation Notes
 4.00%, 10/10/96               8,000          8,030
Elk Grove, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/31/96              10,400         10,429
Fremont, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.95%, 07/11/96              13,000         13,034
Fresno, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 06/28/96              19,900         19,947
Livermore, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/10/96               4,600          4,612
Los Angeles County,
 California Tax and Revenue
 Anticipation Notes Series
 1995-96/(Multiple Credit
 Enhancements)
 3.87%, 07/01/96               7,260          7,281
 3.82%, 07/01/96              10,000         10,031
 3.80%, 07/01/96               1,000          1,003
 3.70%, 07/01/96               5,000          5,018
 3.68%, 07/01/96              10,000         10,037
Marin County, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.85%, 07/03/96              37,000         37,161

Mountain View, California
 School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/05/96               2,000          2,005
Mountain View/Los Altos,
 California Unified
 High School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/05/96               4,200          4,210
Oxnard, California Unified
 High School District
 (Ventura County)
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.90%, 10/11/96               5,500          5,535
San Diego County,
 California Tax and Revenue
 Anticipation Notes
 3.76%, 09/30/96               2,000          2,011
San Francisco, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.89%, 07/25/96              40,000         40,131
Santa Rosa, California
 High School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.95%, 09/27/96              10,000         10,057
Sutter County, California
 Office of Education
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.05%, 09/14/96              10,000         10,030
                                            -------
TOTAL TAX AND REVENUE ANTICIPATION
 NOTES
 (Cost $289,462)                            289,462
                                            -------
TAX-EXEMPT COMMERCIAL PAPER--20.3%(b)
California Pollution
 Control Financing
 Authority Pollution
 Control
 Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988A/
 (Swiss Bank LOC)
 3.75%, 01/11/96               6,200          6,200
 3.75%, 02/07/96               5,000          5,000
 3.65%, 02/08/96               3,975          3,975
California Pollution
 Control Financing
 Authority Pollution
 Control
 Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988B/
 (Sumitomo Bank LOC)
 3.65%, 02/08/96              58,700         58,700
 3.60%, 03/07/96              17,600         17,600

SchwabFunds(R)                                                                38
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
California Pollution
 Control Financing
 Authority Pollution
 Control
 Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988C/
 (Credit Suisse LOC)
 3.70%, 01/10/96             $ 5,500        $ 5,500
 3.75%, 02/07/96               1,000          1,000
 3.70%, 02/07/96               6,800          6,800
California Pollution
 Control Financing
 Authority Pollution
 Control
 Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988D/
 (Bank of Tokyo LOC)
 3.95%, 01/10/96               4,350          4,350
 3.60%, 02/08/96               3,495          3,495
California Pollution
 Control Financing
 Authority Pollution
 Control
 Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988F/
 (Banque Nationale de Paris
 LOC)
 4.25%, 01/09/96              10,000         10,000
California Pollution
 Control Financing
 Authority Pollution
 Control
 Revenue Bonds
 (Southern California
 Edison)
 Series 1985A
 3.65%, 02/07/96                 900            900
 3.65%, 02/08/96              12,000         12,000
California Pollution
 Control Financing
 Authority Pollution
 Control
 Revenue Bonds
 (Southern California
 Edison)
 Series 1985B
 3.65%, 02/07/96                 800            800
 3.65%, 02/08/96              14,000         14,000
California Pollution
 Control Financing
 Authority
 Solid Waste Disposal
 Revenue Bonds
 (Thermal Energy
 Development LP) Series
 1988A/(National
 Westminster Bank LOC)
 3.55%, 02/08/96              35,000         35,000
East Bay Municipal Utility
 District, California
 (Wastewater Systems)
 Tax-Exempt Commercial
 Paper/(National
 Westminster Bank LOC)
 3.65%, 01/12/96              10,700         10,700
Long Beach, California
 Harbor Revenue Commercial
 Paper Notes Series
 1994A/(Multiple Credit
 Enhancements)
 3.50%, 02/06/96              20,000         20,000
 3.45%, 02/09/96               4,000          4,000

Los Angeles County,
 California Department of
 Water and Power Electric
 Plant Short Term
 Revenue Bonds
 3.65%, 01/12/96               7,000          7,000
Los Angeles County,
 California Transportation
 Commission Second
 Subordinate Sales Tax
 Revenue Bonds
 Series A/(Multiple
 Credit Enhancements)
 3.75%, 01/11/96               6,100          6,100
Los Angeles, California
 Wastewater System Tax-
 Exempt Commercial Paper
 3.65%, 01/12/96              10,000         10,000
Metropolitan Water District
 of Southern California
 Tax-Exempt Commercial
 Paper
 3.75%, 02/21/96              10,000         10,000
Orange County, California
 Local Transportation
 Authority Sales Tax
 Revenue Commercial
 Paper Notes/
 (Industrial Bank of
 Japan LOC)
 3.75%, 01/11/96               8,000          8,000
 3.70%, 01/11/96               3,000          3,000
 3.65%, 02/08/96              52,200         52,200
Sacramento, California
 Municipal Utility District
 Tax-Exempt Commercial
 Paper Series I/
 (Bank of America &
 Morgan Guaranty
 Trust LOC)
 3.75%, 02/08/96               2,133          2,133
West and Central Basin
 Financing Authority
 West Basin
 Municipal Water District
 Tax-Exempt Commercial
 Paper Notes/
 (Toronto-Dominion Bank
 LOC)
 3.75%, 01/24/96               7,500          7,500
 3.50%, 02/09/96              14,000         14,000
                                           --------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
 (Cost $339,953)                            339,953
                                            -------
TOTAL INVESTMENTS--100.0%
 (Cost $1,674,011)                       $1,674,011
                                          =========

              See accompanying Notes to Schedules of Investments.

SchwabFunds(R)                                                                39
--------------------------------------------------------------------------------
SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                 Par        Value
                                ------     --------
VARIABLE RATE
 OBLIGATIONS--59.9%(a)
Albany, New York Industrial
 Development Agency
 Adjustable Revenue Bonds
 (Newkirk Products, Inc.)
 Series 1995A/
 (Fleet Bank of
 New York LOC)
 5.15%, 01/04/96                $1,000       $1,000
Babylon, New York Variable
 Rate General Obligation Bonds
 Series B/(Bank of Nova
 Scotia SBPA &
 AMBAC Insurance)
 4.90%, 01/07/96                 2,000        2,000
Cortland County, New York
 Industrial Development Agency
 Revenue Bonds (General Signal
 Corp. Project) Series 1983/
 (Wachovia Bank LOC)
 4.85%, 01/07/96                 1,750        1,750
Erie County, New York Water
 Authority Revenue Bonds
 Series 1993B/
 Industrial Bank of
 Japan SBPA &
 AMBAC Insurance)
 5.10%, 01/07/96                 1,400        1,400
Franklin County, New York
 Industrial Development Agency
 Revenue Bonds
 (Kes Chateaugay LP
 Project) Series A/
 (Bank of Tokyo LOC)
 5.20%, 01/07/96                 3,000        3,000
Geneva, New York
 Industrial Development
 Agency Civic Facility
 Revenue Bonds
 (Colleges of The Seneca)
 Series 1993A/
 (Sumitomo Bank LOC)
 5.10%, 01/07/96                 2,500        2,500
Monroe County, New York
 Industrial Development Agency
 Revenue Bonds (ENBI Corp.
 Lease Rent Project)
 Series 1988/
 (ABN-AMRO Bank LOC)
 4.95%, 01/07/96                 2,000        2,000
New Rochelle, New York
 Industrial Development
 Authority Revenue Bonds (Chas
 Sadek Import Corp.)/ (Bank of
 New York LOC)
 5.15%, 01/07/96                 5,500        5,500

New York City, New York
 General Obligation
 Bonds Series 1992B/
 (FGIC Insurance)
 5.00%, 01/01/96                   100          100
New York City, New York
 General Obligation
 Bonds Series 1993
 Subseries A-8B/
 (Sanwa Bank LOC)
 5.95%, 01/01/96                   385          385
New York City, New York
 General Obligation
 Bonds Series 1993
 Subseries B-4/(Union
 Bank of Switzerland LOC)
 5.00%, 01/01/96                 1,000        1,000
New York City, New York
 General Obligation
 Bonds Series 1994
 Subseries B-4/(Union
 Bank of Switzerland LOC)
 5.00%, 01/07/96                   700          700
New York City, New York
 General Obligation
 Bonds Series 1994B
 Subseries B-4/
 (MBIA Insurance &
 National Westminster
 Bank SBPA)
 5.90%, 01/01/96                   100          100
New York City, New York
 General Obligation
 Bonds Series 1995B
 Subseries B-2/
 (Bank Austria AG SBPA &
 MBIA Insurance)
 5.90%, 01/01/96                 1,900        1,900
New York City, New York
 Housing Development Corp.
 Mortgage Revenue Multi Family
 Housing Revenue Bonds
 (Columbus Gardens Project)
 Series 1993A/ (Citibank LOC)
 4.75%, 01/07/96                 3,500        3,500
New York City, New York
 Housing Development Corp.
 Variable Rate Demand
 Special Obligation Revenue
 Bonds (East 96th Street
 Project) Series 1990A/
 (Mitsubishi Bank LOC)
 5.10%, 01/07/96                 9,700        9,700
New York City, New York
 Industrial Development Agency
 Floating Rate
 Revenue Bonds
 (White Plains Auto)/
 (Societe Generale LOC)
 5.15%, 01/07/96                   300          300

SchwabFunds(R)                                                                40
--------------------------------------------------------------------------------
SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                 Par        Value
                                ------     --------
New York City, New York
 Municipal Water Finance
 Authority Water & Sewer
 System Revenue Bonds
 Series 1994C/
 (FGIC Insurance)
 5.90%, 01/01/96                $1,200       $1,200
New York City, New York
 Municipal Water Finance
 Authority Water & Sewer
 System Revenue Bonds
 Series 1994G/
 (FGIC SPA &
 FGIC Insurance)
 5.90%, 01/01/96                 2,100        2,100
New York City, New York
 Municipal Water Finance
 Authority Water and Sewer
 System Revenue Bonds
 Series 1995A/
 (FGIC Insurance)
 5.50%, 01/01/96                 2,000        2,000
New York City, New York
 Various Rate General
 Obligation Bonds Series
 1995B1 Subseries B-8/
 (Mitsubishi Bank LOC)
 5.35%, 01/07/96                   700          700
New York State Dormitory
 Authority Revenue Bonds
 (Masonic Hall Asylum)/ (AMBAC
 Insurance &
 Credit Local de
 France SBPA)
 4.90%, 01/07/96                 7,000        7,000
New York State Energy Research
 & Development Authority
 Electric Facilities
 Adjustable Rate Revenue Bonds
 (Long Island
 Lighting Co. Project)
 Series 1993A/
 (Toronto-Dominion
 Bank LOC)
 5.00%, 01/07/96                 2,000        2,000
New York State Energy Research
 & Development Authority
 Electric Facilities
 Adjustable Rate Revenue Bonds
 (Long Island
 Lighting Co. Project)
 Series 1993B/
 (Toronto-Dominion
 Bank LOC)
 5.05%, 01/07/96                 6,000        6,000
New York State Energy Research
 & Development Authority
 Pollution Control Refunding
 Revenue Bonds (Orange &
 Rockland Utilities, Inc.
 Project) Series 1994A/ (FGIC
 Insurance &
 Societe Generale SBPA)
 4.90%, 01/07/96                 9,100        9,100

New York State Energy Research
 & Development Authority
 Pollution Control Refunding
 Revenue Bonds/ (Union Bank of
 Switzerland LOC)
 5.30%, 01/07/96                 1,900        1,900
New York State Energy Research
 & Development Authority
 Pollution Control Revenue
 Bonds (Central Hudson Gas &
 Electric Corp. Project)
 Series 1985A/
 (J. P. Morgan Delaware LOC)
 5.00%, 01/07/96                 4,300        4,300
New York State Housing Finance
 Agency Revenue Bonds (East
 84th Street Project)
 Series 1995A/
 (Fleet Bank of
 New York LOC)
 5.10%, 01/07/96                 5,000        5,000
New York State Housing Finance
 Agency Variable Rate Housing
 Revenue Bonds (Hospital
 Special Surgery Staff)
 Series 1985A/
 (Sakura Bank LOC)
 4.70%, 01/07/96                 6,700        6,700
New York State Housing Finance
 Agency Variable Rate Multi
 Family Housing Revenue Bonds
 (Normandie Court II)
 Series 1987A/
 (Bankers Trust Co. LOC)
 4.95%, 01/07/96                 2,900        2,900
New York State Housing Finance
 Agency Variable
 Rate Revenue Bonds
 (Mount Sinai School of
 Medicine) Series 1984A/
 (Sanwa Bank LOC)
 4.70%, 01/07/96                 5,900        5,900
New York State Local
 Government Assistance
 Corp. Revenue Bonds
 Series 1994B/
 (Credit Suisse &
 Swiss Bank LOC)
 4.95%, 01/07/96                 6,900        6,900
New York State Local
 Government Assistance
 Corp. Revenue Bonds
 Series 1995F/(Toronto-
 Dominion Bank LOC)
 5.05%, 01/07/96                 1,900        1,900
New York State Local
 Government Assistance
 Corp. Revenue Bonds
 Series 1995G/(National
 Westminster Bank LOC)
 4.90%, 01/07/96                 1,100        1,100

SchwabFunds(R)                                                                41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 Par        Value
                                ------     --------
Niagara County, New York
 Industrial Development Agency
 Revenue Bonds (Allegheny
 Ludlum Steel Company)
 Series 1984/
 (PNC Bank LOC)
 5.00%, 01/07/96                $3,500       $3,500
Niagara Falls, New York Bridge
 Commission Revenue Bonds
 Series 1993A/
 (FGIC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.10%, 01/07/96                 3,400        3,400
Port Authority, New York and
 New Jersey Special Obligation
 Revenue Bonds Series 1993/
 (Deutsche Bank LOC)
 5.10%, 01/07/96                 4,000        4,000
Puerto Rico--Puerto Rico
 Government Development
 Bank Revenue
 Refunding Bonds
 Series 1985/
 (Credit Suisse LOC)
 4.50%, 01/07/96                 5,000        5,000
Schenectady, New York
 Industrial Development Agency
 Industrial Development
 Revenue Bonds (Fortitech
 Holding Corp. Project)
 Series A/
 (Fleet Bank of
 New York LOC)
 5.15%, 01/07/96                 1,500        1,500
St. Lawrence County, New York
 Industrial Development Agency
 Environmental Improvement
 Revenue
 Bonds (Reynolds Metals
 Project) Series 1995/
 (Royal Bank of Canada LOC)
 5.00%, 01/07/96                 4,000        4,000
Triborough Bridge and Tunnel
 Authority, New York Special
 Obligation Bridge Revenue
 Bonds Series 1994/
 (FGIC SPA &
 FGIC Insurance)
 4.90%, 01/07/96                 2,700        2,700
Yonkers, New York Industrial
 Development Agency Civic
 Facilities Revenue Bonds
 (Consumers Union Facility
 Project) Series 1989/
 (Industrial Bank of
 Japan LOC)
 5.30%, 01/07/96                 1,500        1,500
Yonkers, New York Industrial
 Development Agency Civic
 Facilities Revenue Bonds
 (Consumers Union Facility
 Project) Series 1991/
 (Industrial Bank of
 Japan LOC)
 5.30%, 01/07/96                   700          700

Yonkers, New York Industrial
 Development Agency Civic
 Facilities Revenue Bonds
 (Consumers Union Facility
 Project) Series 1994/ (AMBAC
 Insurance &
 Credit Local de
 France SBPA)
 4.95%, 01/07/96                 1,100        1,100
                                            -------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $130,935)                            130,935
                                            -------
VARIABLE RATE TENDER
 OPTION BONDS--1.9%(a)
New York City, New York
 General Obligation Bonds
 (Citi-1I)/(AMBAC Insurance,
 Escrowed to Maturity with
 Government Securities &
 Citibank Tender Option)
 5.29%, 01/07/96                 4,100        4,100
                                            -------
TOTAL VARIABLE RATE TENDER OPTION
 BONDS (Cost $4,100)                          4,100
                                            -------
VARIABLE RATE TENDER
 OPTION BOND
 PARTNERSHIPS--2.5%(a)(c)
New York State Dormitory
 Authority, New York
 University Insured
 Revenue Bonds
 (BTP-26)/(Automatic
 Data Processing, Inc.
 Tender Option &
 MBIA Insurance)
 4.11%, 01/07/96                 5,375        5,375
                                            -------
TOTAL VARIABLE RATE TENDER OPTION BOND
 PARTNERSHIPS
 (Cost $5,375)                                5,375
                                            -------
BOND ANTICIPATION
 NOTES--8.1%(b)
Broome County, New York
 Bond Anticipation Notes
 Series 1995-96
 4.33%, 04/19/96                 3,812        3,819
 3.77%, 04/19/96                 3,000        3,010
Dutchess County, New York Bond
 Anticipation Notes Series
 1995-96
 3.75%, 08/02/96                 2,825        2,833
Rochester, New York General
 Obligation Bond Anticipation
 Notes Series 1995I
 3.80%, 10/31/96                 5,000        5,018
Schenectady, New York General
 Obligation Bond Anticipation
 Notes Series 1995
 4.63%, 02/16/96                 3,068        3,070
                                            -------
TOTAL BOND ANTICIPATION NOTES (Cost
 $17,750)                                    17,750
                                            -------

SchwabFunds(R)                                                                42
--------------------------------------------------------------------------------
SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                 Par        Value
                                ------     --------
GENERAL
 OBLIGATIONS--0.8%(b)
Buffalo, New York General
 Obligation Revenue Bonds/
 (MBIA Insurance)
 3.50%, 12/01/96                $1,824      $ 1,832
                                             ------
TOTAL GENERAL OBLIGATIONS
 (Cost $1,832)                                1,832
                                             ------
REVENUE BONDS--4.9%(b)
New York State Power Authority
 Revenue and General Purpose
 Bonds Series 1993C
 3.32%, 01/01/97                 1,600        1,600
New York State Urban
 Development Corp.
 Correctional Facilities
 Revenue Bonds/
 (Escrowed to Maturity with
 Government Securities)
 4.80%, 01/01/96                 7,000        7,140
Triborough Bridge and Tunnel
 Authority, New York General
 Purpose Revenue Bonds
 Series 1986-1/
 (Escrowed to Maturity with
 Government Securities)
 4.07%, 01/01/96                 1,000        1,020
Triborough Bridge and Tunnel
 Authority, New York General
 Purpose Revenue Bonds Series
 I/(Escrowed to Maturity
 with Government Securities)
 4.45%, 01/01/96                 1,000        1,020
                                             ------
TOTAL REVENUE BONDS
 (Cost $10,780)                              10,780
                                             ------
TAX ANTICIPATION NOTES--15.3%(b)
East Hampton, New York
 Unified Free School District
 Tax Anticipation Notes Series
 1995-1996
 3.76%, 06/28/96                 5,000        5,004
Half Hollow Hills Huntington-
 Babylon, New York Centralized
 School District Suffolk
 County Tax and Revenue
 Anticipation Notes
 3.70%, 06/28/96                 5,800        5,815

New York City, New York
 Tax Anticipation Notes Series
 1995-1996A
 3.80%, 02/15/96                 3,000        3,003
 3.70%, 02/15/96                 5,000        5,005
South Huntington, New York
 Unified Free School District
 Tax Anticipation Notes Series
 1995-1996
 3.78%, 06/28/96                 5,000        5,010
 3.60%, 06/28/96                 2,500        2,508
West Islip, New York Unified
 Free School District General
 Obligation Tax Anticipation
 Notes Series 1995
 4.00%, 06/27/96                 5,000        5,018
 3.40%, 06/27/96                 2,000        2,013
                                            -------
TOTAL TAX ANTICIPATION NOTES
 (Cost $33,376)                              33,376
                                            -------
TAX-EXEMPT COMMERCIAL
 PAPER--6.6%(b)
New York City, New York
 General Obligation Bonds
 Fiscal 1994 Series H-4/
 (AMBAC Insurance &
 Kredietbank, N.V. SBPA)
 3.75%, 02/15/96                 1,500        1,500
New York City, New York
 Municipal Water
 Finance Authority/
 (Credit Suisse LOC)
 3.75%, 02/08/96                 7,000        7,000
New York State Dormitory
 Authority Revenue Bonds
 (Memorial Sloan Kettering
 Project) Series 1989C/
 (Chemical Bank LOC)
 3.75%, 02/08/96                 6,000        6,000
                                            -------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
 (Cost $14,500)                              14,500
                                            -------
TOTAL INVESTMENTS--100.0%
 (Cost $218,648)                           $218,648
                                            =======

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                43
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS.

     For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

     (a) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on December 31, 1995. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

     (b) Interest rates represent effective yield to put or call date at time of purchase.

     (c) Certain securities purchased by the Funds are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund. Any resale by the Funds must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1995, the aggregate value of private placement securities held by the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund were $139,017,000, $91,038,000 and $5,375,000, respectively, which represented 3.90%, 5.40% and 2.44%, respectively, of the net assets of each Fund. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

     (d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

     Abbreviations

     -------------------

     AMBAC           AMBAC Indemnity Corporation
     FGIC            Financial Guaranty Insurance Company
     FHLB            Federal Home Loan Bank
     FNB             First National Bank
     FNMA            Federal National Mortgage Association
     FSA             Financial Security Assurance
     GNMA            Government National Mortgage Association
     LOC             Letter of Credit
     MBIA            Municipal Bond Investors Assurance Corporation
     N.R.U.-C.F.C.   National Rural Utilities Cooperative Financing
                     Corporation
     SBPA            Standby Purchase Agreement
     SLMA            Student Loan Marketing Association
     SPA             Securities Purchase Agreement

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                44
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND,
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
& SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Schwab          Schwab
                                                      Schwab        California       New York
                                                    Tax-Exempt      Tax-Exempt      Tax-Exempt
                                                       Money           Money           Money
                                                       Fund            Fund            Fund
                                                    -----------     -----------     -----------
ASSETS
Investments, at value (Cost: $3,586,104,
  $1,674,011 and $218,648, respectively)            $3,586,104      $1,674,011       $ 218,648
Cash                                                       166              38              39
Interest receivable                                     30,491          14,817           2,232
Receivable for fund shares sold                          2,940           4,914             250
Receivable from adviser                                     --              --               4
Deferred organization costs                                 --              --              23
Prepaid expenses                                           551             162               3
                                                    ----------      ----------        --------
    Total assets                                     3,620,252       1,693,942         221,199
                                                    ----------      ----------        --------
LIABILITIES
Payable for:
  Dividends                                             15,284           6,832             899
  Fund shares redeemed                                     670             485             120
  Investments purchased                                 37,735              --              --
  Investment advisory and administration fee               603             267              37
  Transfer agency and shareholder service fees           1,157             536              68
  Other                                                    284             119              69
                                                    ----------      ----------        --------
    Total liabilities                                   55,733           8,239           1,193
                                                    ----------      ----------        --------
Net assets applicable to outstanding shares         $3,564,519      $1,685,703       $ 220,006
                                                    ==========      ==========        ========
NET ASSETS CONSIST OF:
  Capital paid in                                   $3,566,367      $1,686,367       $ 220,012
  Accumulated net realized loss on investments
    sold                                                (1,848)           (664)             (6)
                                                    ----------      ----------        --------
                                                    $3,564,519      $1,685,703       $ 220,006
                                                    ==========      ==========        ========
THE PRICING OF SHARES
  3,405,684, 1,578,359 and 204,869, respectively,
    outstanding Sweep Shares and
    160,683, 108,008 and 15,143, respectively,
    outstanding Value Advantage Shares,
    $0.00001 par value (unlimited shares
    authorized)                                      3,566,367       1,686,367         220,012
  Net asset value, offering and redemption price
    per each Sweep Share and Value Advantage Share       $1.00           $1.00           $1.00

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                45
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND,
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
& SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
STATEMENTS OF OPERATIONS (in thousands)
For the year ended December 31, 1995
--------------------------------------------------------------------------------

                                                                      Schwab          Schwab
                                                      Schwab        California       New York
                                                    Tax-Exempt      Tax-Exempt      Tax-Exempt
                                                       Money           Money           Money
                                                       Fund            Fund            Fund*
                                                    -----------     -----------     -----------
Interest income                                      $ 127,090        $55,134         $ 6,178
                                                      --------        -------          ------
Expenses:
  Investment advisory and administration fee            13,694          6,445             741
  Transfer agency and shareholder service fees:
    Sweep Shares                                        14,432          6,469             708
    Value Advantage Shares                                 103             31               9
  Custodian fees                                           380            244              60
  Registration fees                                        400            207             120
  Professional fees                                        187            103              26
  Shareholder reports                                      296             64              28
  Trustees' fees                                            21              9               1
  Amortization of deferred organization costs and
    other prepaid expenses                                  76             50               4
  Insurance and other expenses                             139             75               4
                                                      --------        -------          ------
                                                        29,728         13,697           1,701
Less expenses reduced and absorbed                      (8,375)        (4,297)           (690)
                                                      --------        -------          ------
  Total expenses incurred by Fund                       21,353          9,400           1,011
                                                      --------        -------          ------
Net investment income                                  105,737         45,734           5,167
Net realized gain (loss) on
  investments sold                                         (21)             8              (6)
                                                      --------        -------          ------
Increase in net assets resulting
  from operations                                    $ 105,716        $45,742         $ 5,161
                                                      ========        =======          ======

* For the period February 27, 1995 (commencement of operations) to December 31, 1995.

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                46
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND,
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
& SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------






                                                                         Schwab                 Schwab
                                         Schwab                        California              New York
                                       Tax-Exempt                      Tax-Exempt             Tax-Exempt
                                       Money Fund                      Money Fund             Money Fund
                               --------------------------      --------------------------    ------------

                                                                                               For the
                                                                                                period
                                                                                                ended
                               \-------------For the year ended December 31,------------\    December 31,
                                  1995           1994             1995           1994           1995*
                               -----------    -----------      -----------    -----------    ------------
Operations:
 Net investment income         $   105,737    $    65,678      $    45,734    $    27,608     $    5,167
 Net realized gain (loss)
   on investments sold                 (21)        (1,586)               8           (600)            (6)
                                ----------    -----------      -----------    -----------    -----------
 Increase in net assets
   resulting from operations       105,716         64,092           45,742         27,008          5,161
                                ----------    -----------      -----------    -----------    -----------
Dividends to
 shareholders from
 net investment income:
 Sweep Shares                     (104,288)       (65,678)         (45,302)       (27,608)        (5,046)
 Value Advantage Shares             (1,449)            --             (432)            --           (121)
                                ----------    -----------      -----------    -----------    -----------
   Total dividends to
     shareholders                 (105,737)       (65,678)         (45,734)       (27,608)        (5,167)
                                ----------    -----------      -----------    -----------    -----------
Capital share transactions
 (dollar amounts and
 number of shares
 are the same):
 Proceeds from shares sold      10,148,323      8,184,151        4,383,313      3,435,641        692,976
 Net asset value of shares
   issued in reinvestment of
   dividends                       100,567         57,664           43,226         24,116          4,181
 Less payments for
   shares redeemed              (9,700,301)    (7,647,595)      (4,034,727)    (3,227,316)      (477,145)
                                ----------    -----------      -----------    -----------    -----------
 Increase in net assets from
   capital share transactions      548,589        594,220          391,812        232,441        220,012
                                ----------    -----------      -----------    -----------    -----------
Total increase in net assets       548,568        592,634          391,820        231,841        220,006
Net Assets:
 Beginning of period             3,015,951      2,423,317        1,293,883      1,062,042             --
                                ----------    -----------      -----------    -----------    -----------
 End of period                 $ 3,564,519    $ 3,015,951      $ 1,685,703    $ 1,293,883     $  220,006
                                ==========    ===========      ===========    ===========    ===========

* For the period February 27, 1995 (commencement of operations) to December 31, 1995.

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                47
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND,
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
& SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------
1. DESCRIPTION OF THE FUND

The Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund (the "Funds") are series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended. The Schwab New York Tax-Exempt Money Fund commenced operations on February 27, 1995.

The Board of Trustees of the Trust adopted a multiple class plan for the Funds on May 9, 1995. Commencing July 7, 1995, with respect to the Schwab Tax-Exempt Money Fund and Schwab New York Tax-Exempt Money Fund and October 3, 1995, with respect to the Schwab California Tax-Exempt Money Fund, the Funds began offering more than one class of shares. Pursuant to the plan, the existing shares were redesignated as Sweep Shares ("Sweep Shares"), and a new class of shares was added -- the Value Advantage Shares ("Value Advantage Shares"). Both classes represent interests in the same portfolio of investments of the respective Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the three Funds described above, the Trust also offers -- the Schwab Money Market Fund, the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund, the Schwab Value Advantage Money Fund(R), the Schwab Institutional Advantage Money Fund(TM) and the Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

The Schwab Tax-Exempt Money Fund invests in a diversified portfolio of short-term high quality municipal securities. The Schwab California Tax-Exempt Money Fund, which is not "diversified" within the meaning of the Investment Company Act of 1940, as amended, invests in a portfolio of debt obligations issued by or on behalf of California and other states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities that generate interest exempt from federal income tax and State of California personal income tax. The Schwab New York Tax-Exempt Money Fund, which is not "diversified" within the meaning of the Investment Company Act of 1940, as amended, invests in a portfolio of debt obligations issued by or on behalf of New York and other states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities that generate interest exempt from federal income tax and State of New York and New York municipal personal income tax.

SchwabFunds(R)                                                                48
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND,
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
& SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed).

Dividends to shareholders -- Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Dividends paid by a Fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of a Fund are allocated daily to each class of that Fund based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific, are calculated daily at the class level.

Interest income and realized gains (losses) -- Interest income is recorded on the accrual basis and includes amortization of premium on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares of a Fund based on the value of settled shares outstanding of each respective class.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

SchwabFunds(R)                                                                49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of .46% of the first $1 billion of average daily net assets, .41% of such assets over $1 billion, and .40% of such assets in excess of $2 billion. Under these agreements, the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund incurred investment advisory and administration fees of $13,694,000, $6,445,000, and $741,000, respectively, for the period ended December 31, 1995, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .45% and .25% of each Fund's average daily net assets of the Sweep Shares and Value Advantage Shares, respectively. For the period ended December 31, 1995, the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund incurred transfer agency and shareholder service fees of $14,432,000, $6,469,000 and $708,000, respectively, for the Sweep Shares and $103,000, $31,000, and $9,000, respectively, for the Value Advantage Shares, before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers or directors of the Investment Manager and/or Schwab. During the period ended December 31, 1995, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund incurred fees of $21,000, $9,000 and $1,000, respectively, related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the ratio of operating expenses to average net assets for each Fund. For the period ended December 31, 1995, the total of such fees reduced and absorbed by the Investment Manager was $7,229,000, $3,707,000 and $302,000 for the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund, respectively, and the total of such fees reduced by Schwab was $1,146,000, $590,000 and $388,000 for the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund, respectively.

SchwabFunds(R)                                                                50
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND,
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
& SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities during the period ended December 31, 1995, were as follows (in thousands):

                                                                             Schwab             Schwab
                                                          Schwab           California          New York
                                                        Tax-Exempt         Tax-Exempt         Tax-Exempt
                                                        Money Fund         Money Fund         Money Fund
                                                        ----------         ----------         ----------
Purchases                                               $6,419,657         $3,297,957          $527,752
Proceeds of sales and maturities                        $5,869,911         $2,925,680          $308,751

6. CAPITAL SHARE TRANSACTIONS

Each Fund offers two classes of shares: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio of investments of the respective Fund. Transactions in capital shares were as follows (in thousands):


                                                                             Schwab                Schwab New
                                              Schwab                       California                 York
                                            Tax-Exempt                     Tax-Exempt              Tax-Exempt
                                            Money Fund                     Money Fund              Money Fund
                                   --------------------------     --------------------------     -------------
                                                                                                 Period ended
                                   \----------------Year ended December 31,----------------\      December 31,
                                      1995 1          1994           1995 2         1994             1995 3
                                   -----------    -----------     -----------    -----------     -------------
Proceeds from shares sold:
 Sweep Shares                      $ 9,911,852    $ 8,184,151     $ 4,257,465    $ 3,435,641         $ 671,692
 Value Advantage Shares                236,471             --         125,848             --            21,284
                                   -----------    -----------     -----------    -----------         ---------
   Total proceeds from shares sold  10,148,323      8,184,151       4,383,313      3,435,641           692,976
Net asset value of shares issued
 in reinvestment of dividends:
 Sweep Shares                           99,813         57,664          43,152         24,116             4,126
 Value Advantage Shares                    754             --              74             --                55
                                   -----------    -----------     -----------    -----------         ---------
   Total net asset value of
     shares issued in
     reinvestment of dividends         100,567         57,664          43,226         24,116             4,181
Less payments for shares redeemed:
 Sweep Shares                       (9,623,759)    (7,647,595)     (4,016,813)    (3,227,316)         (470,949)
 Value Advantage Shares                (76,542)            --         (17,914)            --            (6,196)
                                   -----------    -----------     -----------    -----------         ---------
   Total payments for shares
     redeemed                       (9,700,301)    (7,647,595)     (4,034,727)    (3,227,316)         (477,145)
                                   -----------    -----------     -----------    -----------         ---------
Total increase in net assets from
 capital share transactions        $   548,589    $   594,220     $   391,812    $   232,441         $ 220,012
                                   -----------    -----------     -----------    -----------         ---------

1 The Value Advantage Shares commenced operations on July 7, 1995.
2 The Value Advantage Shares commenced operations on October 3, 1995.
3 The Value Advantage Shares commenced operations on July 7, 1995 and the
  Sweep Shares commenced operations on February 27, 1995.

SchwabFunds(R)                                                                51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                         Schwab Tax-Exempt Money Fund
                               ---------------------------------------------------------------------------------
                                  Value
                                Advantage
                                  Shares                                Sweep Shares
                               ------------   ------------------------------------------------------------------
                                 For the
                                  period
                                  ended
                               December 31,   \-----------------For the year ended December 31,----------------\
                                 1995(1)         1995          1994          1993          1992          1991
                                 ----------   ------------------------------------------------------------------
Net asset value at
 beginning of period                $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
Income from investment
----------------------
 operations
 ----------
 Net investment income                .02            .03           .02           .02           .03           .04
 Net realized and unrealized
   gain (loss) on investments          --             --            --            --            --            --
                                 --------     ----------    ----------    ----------    ----------    ----------
 Total from investment
   operations                         .02            .03           .02           .02           .03           .04
Less distributions
------------------
 Dividends from net investment
   income                            (.02)          (.03)         (.02)         (.02)         (.03)         (.04)
 Distributions from realized
   gain on investments                 --             --            --            --            --            --
                                 --------     ----------    ----------    ----------    ----------    ----------
 Total distributions                 (.02)          (.03)         (.02)         (.02)         (.03)         (.04)
                                 --------     ----------    ----------    ----------    ----------    ----------
Net asset value at
 end of period                      $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
                                 ========     ==========    ==========    ==========    ==========    ==========
Total return (%)                     1.68           3.30          2.32          1.93          2.49          4.01
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of
   period (000s)                 $160,682     $3,403,837    $3,015,951    $2,423,317    $1,744,903    $1,359,121
 Ratio of expenses to
   average net assets (%)             .45*           .66           .65           .63           .63           .63
 Ratio of net investment
   income to average
   net assets (%)                    3.50*          3.25          2.31          1.92          2.45          3.91

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Schwab Tax-Exempt Money Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, with respect to the Value Advantage Shares, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been
 .95%* and 3.00%* respectively. With respect to the Sweep Shares, the ratio of expenses to average net assets for the periods ended December 31, 1995, 1994, 1993, 1992, and 1991 would have been .91%, .91%, .93%, .94% and .95%, respectively, and the ratio of net investment income to average net assets would have been 3.00%, 2.05%, 1.62%, 2.14%, and 3.59%, respectively.

(1) For the period July 7, 1995 (commencement of operations) to December 31,
    1995.

  * Annualized

SchwabFunds(R)                                                                52
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND,
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
& SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

                                                      Schwab California Tax-Exempt Money Fund
                                     -------------------------------------------------------------------------
                                        Value
                                      Advantage
                                        Shares                             Sweep Shares
                                     ------------   --------------------------------------------------------------
                                       For the
                                        period
                                        ended
                                     December 31,   \---------------For the year ended December 31,--------------\
                                       1995 1            1995         1994         1993        1992       1991
                                      ----------    --------------------------------------------------------------
Net asset value at
 beginning of period                      $1.00          $1.00        $1.00        $1.00      $1.00      $1.00
Income from investment
----------------------
 operations
 ----------
 Net investment income                      .01            .03          .02          .02        .02        .04
 Net realized and unrealized gain
   (loss) on investments                     --             --           --           --         --         --
                                       --------     ----------   ----------   ----------   --------   --------
 Total from investment
   operations                               .01            .03          .02          .02        .02        .04
Less distributions
------------------
 Dividends from net
   investment income                       (.01)          (.03)        (.02)        (.02)      (.02)      (.04)
 Distributions from realized gain
   on investments                            --             --           --           --         --         --
                                       --------     ----------   ----------   ----------   --------   --------
 Total distributions                       (.01)          (.03)        (.02)        (.02)      (.02)      (.04)
                                       --------     ----------   ----------   ----------   --------   --------
Net asset value at
 end of period                            $1.00          $1.00        $1.00        $1.00      $1.00      $1.00
                                       --------     ----------   ----------   ----------   --------   --------
Total return (%)                            .84           3.20         2.26         1.91       2.35       3.77
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)      $108,008     $1,577,695   $1,293,883   $1,062,042   $691,176   $494,214
 Ratio of expenses to
   average net assets (%)                   .45*           .65          .64          .63        .63        .61
 Ratio of net investment
   income to average
   net assets (%)                          3.48*          3.15         2.25         1.89       2.31       3.70

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Schwab California Tax-Exempt Money Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, with respect to the Value Advantage Shares, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 1.04%* and 2.89%* respectively. With respect to the Sweep Shares, the ratio of expenses to average net assets for the periods ended December 31, 1995, 1994, 1993, 1992, and 1991 would have been .94%, .94%, .96%,
 .97%, and .98%, respectively, and the ratio of net investment income to average net assets would have been 2.86%, 1.95%, 1.56%, 1.97%, and 3.33%, respectively.

1 For the period October 3, 1995 (commencement of operations) to December 31,
    1995.

  * Annualized

SchwabFunds(R)                                                                53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  Schwab New York Tax-Exempt Money Fund
                                                              ---------------------------------------------
                                                                Value Advantage
                                                                     Shares                Sweep Shares
                                                              --------------------     --------------------
                                                                 For the period           For the period
                                                                     ended                    ended
                                                              December 31, 1995 1      December 31, 1995 2
                                                              --------------------     --------------------
Net asset value at beginning of period                                 $1.00                    $1.00
Income from investment operations
--------------------------------
 Net investment income                                                   .02                      .03
 Net realized and unrealized gain (loss) on investments                   --                       --
                                                                     -------                 --------
 Total from investment operations                                        .02                      .03
Less distributions
-----------------
 Dividends from net investment income                                   (.02)                    (.03)
 Distributions from realized gain on investments                          --                       --
                                                                     -------                 --------
 Total distributions                                                    (.02)                    (.03)
                                                                     -------                 --------
Net asset value at end of period                                       $1.00                    $1.00
                                                                     =======                 ========
Total return (%)                                                        1.62                     2.75
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)                                   $ 15,143                 $204,863
 Ratio of expenses to average net assets (%)                             .45*                     .63*
 Ratio of net investment income to average net assets (%)               3.42*                    3.20*

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Schwab New York Tax-Exempt Money Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, with respect to the Value Advantage Shares, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 1.81%* and 2.06%* respectively. With respect to the Sweep Shares, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 1.04%* and 2.79%*, respectively.

1  For the period July 7, 1995 (commencement of operations) to December 31,
   1995.
2 For the period February 27, 1995 (commencement of operations) to December 31, 1995.

  * Annualized

SchwabFunds(R)                                                                54
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund (three series constituting part of The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1995, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1996

            THIS SPACE IS RESERVED FOR YOUR COMMENTS AND QUESTIONS.
              A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

            THIS SPACE IS RESERVED FOR YOUR COMMENTS AND QUESTIONS.
              A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                             SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio with one investment in any of the three Asset Director(R) Funds, or choose several different equity markets with our three equity index funds. You can also select from different maturities with our bond fund choices, and take advantage of an array of money market funds.

                           SCHWAB ASSET DIRECTOR FUNDS

- HIGH GROWTH FUND seeks to provide high capital growth with less volatility than an all-stock portfolio. This Fund has the largest stock component and offers the highest risk and return potential.

- BALANCED GROWTH FUND seeks to provide maximum total return, including capital growth and income. This Fund invests in a more balanced mix of stocks and bonds and offers moderate risk and return potential.

- CONSERVATIVE GROWTH FUND seeks to provide income with growth potential. This Fund has the smallest stock component, which is designed to help offset inflation, and generally keeps the majority of its assets invested in bonds. It offers the lowest risk and return potential.

                               SCHWAB INDEX FUNDS

- SCHWAB 1000 FUND(R) is designed to match the total return of the Schwab 1000 Index(R), comprised of the largest 1,000 publicly traded U.S. companies--the stocks of which represent about 85% of the total market capitalization of the U.S. Stock Market. 1

- SCHWAB SMALL-CAP INDEX FUND(R) is designed to track the total return of the Schwab Small-Cap Index(R), which tracks the performance of small-capitalization companies. The Schwab Small-Cap Index is comprised of the second 1,000 largest publicly traded companies in the U.S. 1

- SCHWAB INTERNATIONAL INDEX FUND(TM) is designed to track the total return of the Schwab International Index(R), comprised of 350 of the largest companies, based on market capitalization, in foreign countries with developed securities markets. 2

                                SCHWAB BOND FUNDS

- SCHWAB GOVERNMENT BOND FUNDS include two Funds designed to offer high current yields with the credit safety of U.S. government securities. The income level you are seeking and your tolerance for fluctuation in share price should determine your selection of either our Short/Intermediate Fund or our Long-Term Fund. 3

- SCHWAB TAX-FREE BOND FUNDS help investors take advantage of one of the last remaining tax breaks: tax-free municipal bonds. We offer a national Short/Intermediate Fund and a Long-Term Fund, both of which pay monthly income free from federal personal income tax. 4,5

- SCHWAB CALIFORNIA TAX-FREE BOND FUNDS give California taxpayers two different opportunities to earn double tax-free income--free from both federal and California state personal income taxes. 5

                               SCHWAB MONEY FUNDS

Schwab offers an array of money funds that seek high current income with safety and liquidity. Choose from taxable or tax-exempt alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're in between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(TM). 6

We will be happy to provide you with a free prospectus and brochure on any of the SchwabFunds(R). EACH PROSPECTUS PROVIDES MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING.

                        1-800-2 NO-LOAD (1-800-266-5623)

1 The Schwab 1000 Index and the Schwab Small-Cap Index consist of publicly traded companies ranked by market capitalization. These indices do not include privately held companies, investment companies and companies incorporated outside of the United States.

2 The Schwab International Index is comprised of publicly traded companies ranked by market capitalization in countries with developed securities markets. Currently invested in 15 countries, the Index does not include privately held companies, investment companies or companies from the United States.

3 Investors in the Schwab Government Bond Funds may experience a decline in share price due to prepayment of obligations held by the Funds.

4 Income may be subject to state and local taxes.

5 Income may be subject to the Alternative Minimum Tax (AMT). Capital appreciation from discounted bonds may be subject to state and federal income tax.

6 Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the Funds will be able to maintain a stable share price of $1.

                                 --------------
                                    BULK RATE
                                  U.S. POSTAGE
                                      PAID
                                 CHARLES SCHWAB
                                 --------------




[SCHWABFUNDS FAMILY(R) LOGO]
101 MONTGOMERY STREET
SAN FRANCISCO, CALIFORNIA 94104

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1996 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. TF3956R(2/96) CRS 10207 Printed on recycled paper.